 FFTW FUNDS, INC.
--------------------------------------------------------------------

                                                              Semi-Annual Report
                                                                   June 30, 2000

--------------------------------------------------------------------
 200 PARK AVENUE
 NEW YORK, NY 10166
 TELEPHONE 212.681.3000
 FACSIMILE 212.681.3250

FFTW FUNDS, INC.

  PRESIDENT'S LETTER

                                                                August 23, 2000

Dear Shareholder,

        We are pleased to present the Semi-Annual Report of FFTW Funds, Inc., for the six months ended June 30, 2000.

        In our continued effort to provide easy access to our funds, FFTW Funds Worldwide-Hedged Portfolio and International Portfolio are available through Fidelity (800 - 544-6666). In addition, the Limited Duration and International Portfolios are available through the Charles Schwab & Co., Inc. Mutual Fund Marketplace (800 - 225-8570).

        FFTW is pleased to invite our clients and their consultants to participate in quarterly conference calls with senior portfolio managers to discuss our Funds. These regular calls provide a forum for open discussion on current market developments and outlook, and FFTW's portfolio strategy. If you are interested in participating, please call Orlena Yee at (212) 681-3009 for details.

        We appreciate your participation in FFTW Funds. In our continuing effort to meet your investment needs, we would welcome the opportunity to discuss the objectives and results of each of our portfolios with you.

Sincerely,

/S/John Olcay

O. John Olcay
Chairman of the Board and President

FFTW FUNDS, INC.

  TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
                        U.S. Short-Term Portfolio               1
                        Limited Duration Portfolio              4
                        Mortgage-Backed Portfolio               6
                        Global Tactical Exposure Portfolio     11
                        Worldwide Portfolio                    15
                        Worldwide-Hedged Portfolio             21
                        International Portfolio                27
                        Emerging Markets Portfolio             32

STATEMENTS OF ASSETS AND LIABILITIES                           36

STATEMENTS OF OPERATIONS                                       39

STATEMENTS OF CHANGES IN NET ASSETS                            42

FINANCIAL HIGHLIGHTS                                           47

NOTES TO FINANCIAL STATEMENTS                                  55

FFTW FUNDS, INC.

  U.S. SHORT-TERM PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2000 (UNAUDITED)

                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT        VALUE
-----------------------------------------------------------------------------

ASSET- AND MORTGAGE-BACKED SECURITIES (NON-AGENCY) - 87.5%
Aames Mortgage Trust,
 Ser. 1998-B, Class A1A (FRN)   6.816%  06/15/2028  $ 6,583,230  $  6,522,599
Advanta Mortgage Loan Trust,
 Ser. 1999-2, Class A1 (FRN)    6.788%  05/25/2029    4,803,205     4,801,043
AFC Home Equity Loan Trust,
 Ser. 1999-2, Class 2A (FRN)    6.860%  06/24/2029    1,593,635     1,593,954
Amresco Residential Securities
 Mortgage Loan Trust,
 Ser. 1998-2, Class A8 (FRN)    6.806%  05/25/2028    2,394,731     2,392,096
Banc One Home Equity Trust,
 Ser. 1999-1, Class A1          6.060%  01/25/2012    5,468,135     5,408,587
BankBoston Home Equity Loan
 Trust, Ser. 1998-2, Class A1   6.280%  11/25/2010    2,450,869     2,436,556
Bayview Financial Acquisition
 Trust, Ser. 2000-B, Class M1
 (FRN) - 144A+/+                7.230%  04/25/2030   14,113,085    14,073,392
Beneficial Mortgage Corp.,
 Ser. 1995-1, Class A1 (FRN)    6.831%  03/28/2025      352,516       352,516
Block Mortgage Finance Inc.,
 Ser. 1997-2, Class A6 (FRN)    6.820%  05/25/2027      771,397       770,163
Capital Auto Receivables Asset
 Trust, Ser. 1999-2, Class A2   6.060%  06/15/2002   15,000,000    14,952,600
Carco Auto Loan Master Trust,
 Ser. 2000-A, Class A (FRN)     6.623%  03/15/2005    4,800,000     4,800,864
CIT Equipment Collateral,
 Ser. 2000-1, Class A3 (FRN)    6.749%  01/20/2004   15,000,000    14,904,900
CIT Marine Trust,
 Ser. 1999-A, Class A2          5.800%  04/15/2010    4,500,000     4,331,205
Citibank Credit Card Master
 Trust I, Ser. 1996-1,
 Class A                        0.000%  02/07/2003   17,000,000    16,289,740
Contimortgage Home Equity Loan
 Trust, Ser. 1996-1, Class A8
 (FRN)                          6.991%  03/15/2027      447,012       446,673
Contimortgage Home Equity Loan
 Trust, Ser. 1999-3, Class A1   6.420%  04/25/2014    5,337,201     5,300,962
Countrywide Home Equity,
 Ser. 1999-A, Class CTFS (FRN)  6.843%  04/15/2025   12,142,185    12,167,805
Discover Card Master Trust I,
 Ser. 1996-2, Class A (FRN)     6.871%  07/18/2005   12,000,000    12,040,680
Felco Funding II LLC,
 Ser. 2000-1, Class A3 -
 144A+/+                        7.585%  06/15/2004   17,000,000    17,026,562
Ford Credit Auto Owner Trust,
 Ser. 2000-B, Class A2          6.820%  08/15/2002   15,000,000    14,963,850
Gracechurch Card Funding Plc,
 Ser. 1, Class A (FRN)          6.831%  11/15/2004   11,000,000    11,010,312
HFC Revolving Home Equity Loan
 Trust, Ser. 1994-2, Class A1
 (FRN)                          6.881%  09/20/2014    2,868,975     2,869,462
HFC Revolving Home Equity Loan
 Trust, Ser. 1996-1, Class A
 (FRN)                          6.851%  07/20/2017    4,568,062     4,561,255
Household Automotive Trust IV,
 Ser. 2000-1, Class A2          6.850%  03/17/2003    9,000,000     8,979,930
Leaf Master Trust I,
 Ser. 1999-1, Class A1
 (FRN) - 144A +/+               7.020%  11/15/2004    9,000,000     9,002,813
MBNA Master Credit Card Trust,
 Ser. 1994-C, Class B (FRN)     7.075%  03/15/2004   10,000,000    10,001,500
MBNA Master Credit Card Trust,
 Ser. 1996-D, Class B (FRN)     6.941%  09/15/2003    5,000,000     4,999,600
MBNA Master Credit Card Trust,
 Ser. 1999-H, Class A (FRN)     6.491%  09/15/2006   13,000,000    13,042,900
Merrill Lynch Mortgage
 Investors, Inc.,
 Ser. 1998-FF1, Class A (FRN)   6.801%  01/20/2028    1,234,656     1,233,458
Metris Master Trust,
 Ser. 1998-1A, Class B
 (FRN) - 144A+/+                7.059%  08/20/2005    5,000,000     4,983,984
Morgan Stanley Aircraft
 Finance, Ser. 2, Class A3
 (FRN) - 144A+/+                7.171%  03/15/2025   16,000,000    16,000,000
Norwest Integrated Structured
 Assets, Inc., Ser. 1999-2,
 Class 1A1 (FRN)                7.051%  09/25/2029   15,078,256    15,030,307
Providian Home Equity Loan
 Trust, Ser. 1999-1, Class A
 (FRN)                          6.900%  06/25/2025   10,730,050    10,732,839

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

ASSET- AND MORTGAGE-BACKED SECURITIES (NON-AGENCY) (CONTINUED)
                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT        VALUE
-----------------------------------------------------------------------------
Rental Car Finance Corp.,
 Ser. 1997-1, Class A1 -
 144A+/+                        6.250%  06/25/2003  $11,650,000  $ 11,586,289
Residential Accredit Loans,
 Inc., Ser. 1998-QS2,
 Class A4 (FRN)                 7.210%  02/25/2028    4,003,972     4,018,306
Residential Asset
 Securitization Trust,
 Ser. 1997-A4, Class A9 (FRN)   7.025%  06/25/2027      309,658       309,801
Residential Asset
 Securitization Trust,
 Ser. 1998-A5, Class A2         6.750%  06/25/2028    5,958,854     5,888,658
Santa Barbara Funding II,
 Ser. A, Class 1 (FRN)          6.838%  03/20/2018      148,244       149,779
Saxon Asset Securities Trust,
 Ser. 1998-2, Class AV2         6.200%  04/25/2017      141,387       140,300
Sears Credit Account Master
 Trust, Ser. 1998-1, Class A    5.800%  08/15/2005   18,150,000    17,993,366
Structured Asset Securities
 Corp., Ser. 1998-C2A,
 Class A (FRN) - 144A+/+        6.780%  12/25/2000    1,948,650     1,947,344
Toyota Auto Lease Trust,
 Ser. 1998-B, Class A1          5.350%  07/25/2002   13,375,000    13,305,450
Toyota Auto Receivables Owner
 Trust, Ser. 2000-A, Class A2   7.120%  12/15/2002   10,000,000     9,989,844
World Omni Automobile Lease,
 Ser. 1998-A, Class A4 (FRN)    7.201%  12/15/2004   19,000,000    19,007,600
                                                                 ------------
   Total (Cost - $353,166,001)                                    352,361,844
                                                                 ------------

BANK OBLIGATION - 1.8%
Investors Bank & Trust Company
 Cash Sweep (Cost -
 $7,383,000)                    6.000%  07/03/2000    7,383,000     7,383,000
                                                                 ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.8%
FHLMC, Ser. 1587, Class EZ      5.750%  05/15/2007    1,249,131     1,244,172
FHLMC, Ser. 1727, Class E       6.500%  04/15/2018    7,412,522     7,386,578
FHLMC, Ser. T-19, Class A
 (FRN)                          6.780%  02/25/2029    3,714,354     3,711,754
FNMA, Ser. 1993-163, Class BK   6.150%  11/25/2017      313,072       311,685
FNMA, Ser. 1993-196, Class E    5.500%  02/25/2007    1,852,246     1,840,984
FNMA, Ser. 1993-54, Class FK
 (FRN)                          7.256%  04/25/2021    1,561,899     1,572,208
GNMA, Ser. 1996-19, Class C     7.500%  03/20/2022    2,915,615     2,909,944
SLMA Student Loan Trust,
 Ser. 2000-2, Class CTFS (FRN)  6.856%  04/25/2017   20,290,000    20,220,000
                                                                 ------------
   Total (Cost - $39,359,784)                                      39,197,325
                                                                 ------------

U.S. GOVERNMENT TREASURY OBLIGATION - 0.5%
U.S. Treasury Bill (Cost -
 $1,958,839)*@                  6.247%  11/02/2000    2,000,000     1,960,350
                                                                 ------------
TOTAL INVESTMENTS - 99.6%
(COST - $401,867,624)                                             400,902,519
                                                                 ------------
OTHER ASSETS, NET OF
LIABILITIES - 0.4%                                                  1,790,287
                                                                 ------------
NET ASSETS - 100.0%                                              $402,692,806
                                                                 ============

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

Summary of Abbreviations
------------------------
FHLMC  Federal Home Loan Mortgage Corp.
FNMA   Federal National Mortgage Association
FRN    Floating Rate Note
GNMA   Government National Mortgage
       Association
SLMA   Student Loan Mortgage Association

+/+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities were valued at $74,620,384, or 18.5% of net assets.
*    Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  LIMITED DURATION PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2000 (UNAUDITED)

                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT       VALUE
---------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 92.7%

ASSET- AND MORTGAGE-BACKED SECURITIES (NON-AGENCY) - 34.9%
Aames Mortgage Trust, Ser.
 1998-B, Class A1A (FRN)        6.816%  06/15/2028  $  313,487  $   310,600
Advanta Equipment Receivables
 Trust, Ser. 2000-1, Class A3   7.405%  02/15/2007   3,000,000    2,987,344
Advanta Mortgage Loan Trust,
 Ser. 1998-1, Class A6          6.430%  03/25/2028   2,500,000    2,371,450
Advanta Mortgage Loan Trust,
 Ser. 1998-2, Class A13         6.360%  01/25/2025   3,000,000    2,860,740
Allied Capital Commercial
 Mortgage Trust, Ser. 1998-1,
 Class A - 144A+/+              6.310%  09/25/2003     424,890      415,924
Arcadia Automobile Receivables
 Trust, Ser. 1998-B, Class A5   6.060%  06/15/2006   3,000,000    2,927,970
CIT Marine Trust, Ser. 1999-A,
 Class A2                       5.800%  04/15/2010   1,250,000    1,203,112
CIT RV Trust, Ser. 1997-A,
 Class A4                       6.200%  10/16/2006      70,120       70,087
Contimortgage Home Equity Loan
 Trust, Ser. 1998-3,
 Class A10                      5.840%  05/15/2016   4,000,000    3,937,680
Felco Funding II LLC, Ser.
 2000-1, Class A3 - 144A+/+     7.585%  06/15/2004   4,000,000    4,006,250
Green Tree Home Equity Loan
 Trust, Ser. 1998-A, Class A2   6.040%  06/15/2029     566,733      565,525
Green Tree Home Equity Loan
 Trust, Ser. 1999-A, Class B1   8.970%  11/15/2027   1,750,000    1,740,708
Norwest Asset Securities
 Corp., Ser. 1999-16,
 Class A1                       6.000%  06/25/2029   4,000,000    3,937,440
Rental Car Finance Corp., Ser.
 1997-1, Class A1 - 144A+/+     6.250%  06/25/2003   1,500,000    1,491,797
Saxon Asset Securities Trust,
 Ser. 1998-1, Class MF1         7.050%  12/25/2027   2,000,000    1,937,440
Sears Credit Account Master
 Trust, Ser. 1999-2, Class A    6.350%  02/16/2007   3,000,000    2,955,600
                                                                -----------
   Total (Cost - $34,081,997)                                    33,719,667
                                                                -----------

U.S. GOVERNMENT AGENCY AND TREASURY OBLIGATIONS - 28.5%
FHLMC Global Bond               5.750%  07/15/2003   2,600,000    2,511,499
U.S. Treasury Note              6.000%  08/15/2004   3,500,000    3,467,188
U.S. Treasury Note              6.375%  04/30/2002  14,800,000   14,781,500
U.S. Treasury Note              6.500%  02/28/2002   1,100,000    1,100,000
U.S. Treasury Note              6.500%  03/31/2002   2,400,000    2,400,751
U.S. Treasury Note              6.625%  05/31/2002   3,250,000    3,262,188
                                                                -----------
   Total (Cost - $27,448,355)                                    27,523,126
                                                                -----------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 29.3%
FHLMC Pool #292264              6.500%  12/01/2002      52,352       49,166
FHLMC Pool #B00462              9.500%  03/01/2002     496,450      504,589
FHLMC, Ser. 1869, Class TF
 (FRN)                          7.288%  07/15/2023     235,190      235,363
FHLMC, Ser. 1873, Class C       7.000%  06/15/2008     473,927      473,297
FHLMC, Ser. 2034, Class PC      6.000%  11/15/2018   5,300,000    5,216,419
FNMA, Ser. 1992-177, Class CB   7.500%  02/25/2021   5,207,000    5,200,569
FNMA, Ser. 1993-35, Class G     6.500%  07/25/2006   3,746,056    3,720,321
FNMA, Ser. 1994-13, Class PE    5.800%  12/25/2006   1,455,435    1,446,703
FNMA, Ser. 1994-79, Class B     7.000%  12/25/2019   1,669,704    1,661,422
FNMA, Ser. 1996-70, Class PD    6.250%  07/25/2018   6,000,000    5,938,500
FNMA, Ser. 1997-39, Class PB    7.250%  01/20/2019   3,000,000    2,996,040

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS (CONTINUED)
                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT       VALUE
---------------------------------------------------------------------------
Vendee Mortgage Trust, Ser.
 1998-1, Class 2A               7.000%  11/15/2014  $  882,437  $   881,184
                                                                -----------
   Total (Cost - $28,501,059)                                    28,323,573
                                                                -----------
   Total Long-Term Investments
    (Cost - $90,031,411)                                         89,566,366
                                                                -----------

SHORT-TERM INVESTMENTS - 10.0%
Den Norske Bank ASA, CP*        6.769%  08/21/2000   2,000,000    1,981,158
Gillette Co., CP*               6.907%  07/05/2000   4,000,000    3,996,933
Investors Bank & Trust Company
 Cash Sweep                     6.250%  07/03/2000   1,250,000    1,250,000
New York Times, CP*             6.568%  07/05/2000   2,000,000    1,998,556
U.S. Treasury Bill@*            6.247%  11/02/2000     400,000      392,070
                                                                -----------
   Total (Cost - $9,618,415)                                      9,618,717
                                                                -----------
TOTAL INVESTMENTS - 102.7%
(COST - $99,649,826)                                             99,185,083
                                                                -----------
LIABILITIES, NET OF OTHER
ASSETS - (2.7%)                                                  (2,607,822)
                                                                -----------
NET ASSETS - 100.0%                                             $96,577,261
                                                                ===========

Summary of Abbreviations
------------------------
CP     Commercial Paper
FHLMC  Federal Home Loan Mortgage Corp.
FNMA   Federal National Mortgage Association
FRN    Floating Rate Note
Vendee Veterans Administration

+/+    Security exempt from registration under Rule 144A or
       Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities were valued at $5,913,971, or 6.1% of net assets.
* Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  MORTGAGE-BACKED PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2000 (UNAUDITED)

                                     COUPON                       FACE
                                      RATE          MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 151.1%

ASSET-BACKED SECURITIES - 20.1%
Advanta Mortgage Loan Trust,
 Ser. 1997-1, Class B1A (FRN)        7.638%        05/25/2027  $ 4,477,344  $   4,472,867
American Residential Eagle
 Certificate Trust,
 Ser. 1998-1, Class M1 (FRN)         7.320%        05/25/2028    6,000,000      6,000,937
Chase Credit Card Master
 Trust, Ser. 1997-2, Class A         6.300%        04/15/2003    8,565,000      8,558,748
CIT Group Home Equity Loan
 Trust, Ser. 1998-1, Class M1        6.440%        11/15/2027    4,000,000      3,768,720
Deutsche Floorplan Receivables
 Master Trust, Ser. 2000-1,
 Class C (FRN)                       7.651%        04/15/2005    4,750,000      4,754,453
EQCC Home Equity Loan Trust,
 Ser. 1997-3, Class A7               6.930%        02/15/2029   10,700,000     10,065,918
Saxon Asset Securities Trust,
 Ser. 1998-1, Class MF1              7.050%        12/25/2027    3,696,000      3,580,389
Saxon Asset Securities Trust,
 Ser. 1998-2, Class MF1              6.690%        11/01/2005    6,691,000      6,325,337
Tribeca Mortgage Fund I,
 Ser. 1999-1, Class A1 (FRN)         7.261%        02/18/2004   10,000,000      9,990,000
Westpac Securitisation Trust,
 Ser. 1998-1G, Class A (FRN)         6.423%        07/19/2029    5,670,116      5,653,106
                                                                            -------------
   Total (Cost - $64,568,679)                                                  63,170,475
                                                                            -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (AGENCY) (CMOS) - 16.1%
FHLMC, Ser. 1506, Class FD
 (FRN)                               7.688%        05/15/2008    3,377,088      3,418,268
FHLMC, Ser. 1511, Class L            6.000%        05/15/2008    6,229,228      5,790,566
FHLMC, Ser. 1614, Class K            10.000%       06/15/2020    1,089,497      1,105,482
FHLMC, Ser. 2141, Class FC
 (FRN)                               6.951%        04/15/2019    8,066,501      7,874,115
FHLMC, Ser. 42, Class C              9.000%        06/15/2020    4,321,167      4,445,833
FNMA Grantor Trust,
 Ser. 1999-20, Class A2 (FRN)        7.451%        04/28/2029    8,353,411      8,386,657
FNMA, Ser. G1993-10, Class H         5.000%        08/25/2022    4,800,000      4,412,078
GNMA, Ser. 1999-27, Class FE
 (FRN)                               7.050%        08/16/2029    4,058,857      4,043,559
SLMA Student Loan Trust,
 Ser. 2000-2, Class CTFS (FRN)       6.856%        04/25/2017   11,000,000     10,962,050
                                                                            -------------
   Total (Cost - $50,082,886)                                                  50,438,608
                                                                            -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (NON-AGENCY) (CMOS) - 34.0%
Beneficial Residential
 Mortgage Corp., Ser. 1995-1,
 Class A1 (FRN)                      6.831%        03/28/2025      661,024        661,024
Beneficial Residential
 Mortgage Corp., Ser. 1996-1,
 Class A (FRN)                       6.791%        04/28/2026    2,112,167      2,111,871
Chase Commercial Mortgage
 Securities Corp.,
 Ser. 1997-2, Class C                6.600%        12/19/2007    7,000,000      6,519,114
Chase Commercial Mortgage
 Securities Corp.,
 Ser. 1998-1 Class A2                6.560%        05/18/2008   11,700,000     11,128,396

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

COLLATERALIZED MORTGAGE OBLIGATIONS (NON-AGENCY) (CMOS) (CONTINUED)
                                     COUPON                       FACE
                                      RATE          MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------
Chase Commercial Mortgage
 Securities Corp.,
 Ser. 1998-1, Class C                6.560%        05/18/2008  $ 5,000,000  $   4,642,915
Enterprise Commercial Mortgage
 Co., Ser. 1999-1, Class A1          6.420%        09/15/2008    6,845,567      6,534,779
Enterprise Commercial Mortgage
 Co., Ser. 1999-1, Class A2          6.900%        04/15/2013    7,000,000      6,593,125
Enterprise Mortgage Acceptance
 Co., Ser. 2000-1,
 Class A1 - 144A+/+                  7.920%        08/15/2009    1,974,744      1,973,980
First Union National Bank
 Commercial Mortgage,
 Ser. 2000-C1, Class A1              7.739%        07/15/2009    1,987,309      2,022,005
First Union-Chase Commercial
 Mortgage Trust,
 Ser. 1999-C1, Class A1              5.730%        10/15/2035    4,549,433      4,285,921
First Union-Lehman Brothers
 Commercial Mortgage,
 Ser. 1997-C2, Class A3              6.650%        06/18/2008    5,300,000      5,059,656
GE Residential Capital
 Mortgage Services Inc.,
 Ser. 1998-13, Class A12 (FRN)       7.051%        08/25/2028    7,322,101      7,102,218
MLCC Mortgage Investors, Inc.,
 Ser. 1995-B, Class A (FRN)          7.051%        10/15/2020   10,938,221     10,972,566
Morgan Stanley Commercial
 Capital 1, Ser. 1998-WF2,
 Class A1                            6.340%        11/15/2007    8,704,863      8,416,645
Morgan Stanley Commercial
 Capital 1, Ser. 1998-WF2,
 Class C                             6.770%        07/15/2030    6,000,000      5,630,640
Norwest Asset Securities
 Corporation, Ser. 1999-27,
 Class A1                            6.750%        12/25/2014    5,871,829      5,663,261
PNC Mortgage Acceptance Corp.,
 Ser. 2000-C1, Class                 7.520%        06/15/2008    3,200,000      3,189,000
Prudential Home Mortgage
 Securities, Ser. 1993-13,
 Class A3 (FRN)                      7.338%        04/25/2008    3,671,668      3,682,096
Residential Funding Mortgage
 Securitization I,
 Ser. 1999-S20, Class A1             6.500%        09/25/2014   11,053,815     10,556,835
                                                                            -------------
   Total (Cost - $109,637,920)                                                106,746,047
                                                                            -------------

INTEREST ONLY OBLIGATIONS (IOS) - 11.7% (A)*
DLJ Commercial Mortgage Corp.,
 Ser. 1998-CG1, Class S              8.244%        05/10/2023    5,869,430      5,474,793
Enterprise Mortgage Acceptance
 Co, Ser. 1998-1,
 Class IO - 144A+/+                  14.106%       01/15/2023    1,846,173      1,935,257
Enterprise Mortgage Acceptance
 Co, Ser. 2000-1,
 Class IO - 144A+/+                  11.740%       11/15/2019      789,871        802,501
FHLMC Strip, Ser. 203,
 Class IO                            10.744%       05/01/2029    1,962,864      1,979,429
FHLMC, Ser. 188, Class IO       12.375 - 24.245%   10/01/2027      573,913        920,430

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

INTEREST ONLY OBLIGATIONS (IOS) (CONTINUED)
                                     COUPON                       FACE
                                      RATE          MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------
FHLMC, Ser. 195, Class IO       11.765% - 13.668%  04/01/2028  $ 2,242,755  $   2,527,714
FHLMC, Ser. 202, Class IO            12.533%       04/01/2029      193,261        193,051
FHLMC, Ser. 206, Class IO            12.853%       12/15/2029      757,568        717,743
FHLMC, Ser. 2085, Class PI           13.249%       11/15/2026      510,419        556,593
FHLMC, Ser. 2113, Class MI           17.616%       04/15/2024    1,299,847      1,504,713
First Union-Lehman Brothers -
 Bank of America,
 Ser. 1998-C2, Class IO              8.503%        05/18/2028    4,275,895      3,918,356
First Union-Lehman Brothers
 Commercial Mortgage,
 Ser. 1997-C1, Class IO              10.697%       04/18/2027    3,491,780      3,295,741
FNMA Strip, Ser. 303,
 Class IO (FRN)                      7.500%        11/01/2029      478,158        473,808
FNMA, Ser. 1998-52, Class PI         16.242%       03/25/2022      516,089        583,187
FNMA, Ser. 1999-5, Class PU          8.663%        04/25/2018      214,555        213,318
FNMA, Ser. 231, Class 2              10.249%       07/01/2023    2,026,063      2,069,369
Morgan Stanley Commercial
 Capital 1, Ser. 1998-HF1,
 Class X                             2.509%        02/15/2018    1,351,067      1,347,985
Prudential Home Mortgage
 Securities, Ser. 1994-30,
 Class A11                      12.045 - 14.255%   10/25/2024      394,194        125,984
Residential Accredited Loans
 Inc., Ser. 1997-QS13,
 Class A12                           43.701%       12/25/2027    1,288,320      3,109,378
Vendee Mortgage Trust,
 Ser. 1992-2, Class IO (FRN)    3.091% - 16.679%   09/15/2022      906,634        961,378
Vendee Mortgage Trust,
 Ser. 1994-2, Class 3 IO (FRN)  9.118% - 19.331%   06/15/2024      241,030        224,951
Vendee Mortgage Trust,
 Ser. 1994-3A, Class 1 IO
 (FRN)                          8.235% - 18.080%   09/15/2024      806,196        806,196
Vendee Mortgage Trust,
 Ser. 1994-3B, Class 2 IO
 (FRN)                          3.215% - 15.752%   09/15/2024      301,434        360,150
Vendee Mortgage Trust,
 Ser. 1996-1, Class 1 IO        6.809% - 19.766%   02/15/2026    2,335,950      2,225,873
Vendee Mortgage Trust,
 Ser. 1996-2, Class 1 IO (FRN)   7.933% - 9.841%   06/15/2026      303,196        276,332
Vendee Mortgage Trust,
 Ser. 1998-2, Class 1 IO (FRN)       9.955%        06/15/2028      129,205        142,900
                                                                            -------------
   Total (Cost - $35,105,867)                                                  36,747,130
                                                                            -------------

MORTGAGE POOLS - 1.3%
FNMA Pool #303975                    10.000%       11/01/2018    3,741,536      3,976,651
FNMA Pool #340777                    6.500%        03/01/2011       10,458         10,127
GNMA Pool #359157                    7.500%        10/15/2023      217,202        216,698
                                                                            -------------
   Total (Cost - $4,206,745)                                                    4,203,476
                                                                            -------------

MORTGAGE (TBAS) - 61.9%
FHLMC Gold TBA                       6.500%        08/16/2029   22,000,000     20,762,500
FHLMC Gold TBA                       7.500%        07/14/2029    1,000,000        986,562
FNMA TBA                             6.500%        07/19/2014   13,000,000     12,528,750

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

MORTGAGE (TBAS) (CONTINUED)
                                     COUPON                       FACE
                                      RATE          MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------
FNMA TBA                             6.500%        08/01/2030  $55,000,000  $  51,785,910
FNMA TBA                             7.500%        07/01/2029   38,000,000     37,430,000
FNMA TBA                             8.500%        07/01/2030   16,000,000     16,284,992
GNMA TBA                             7.500%        07/01/2030   23,000,000     22,827,500
GNMA TBA                             8.000%        07/01/2029   31,000,000     31,319,672
                                                                            -------------
   Total (Cost - $193,054,688)                                                193,925,886
                                                                            -------------

PRINCIPAL ONLY OBLIGATIONS (POS) - 2.6% (A)*
FNMA, Ser. 1993-157, Class E     5.952% - 9.028%   05/25/2022    2,978,840      2,944,509
FNMA, Ser. 1993-222, Class D         4.498%        07/25/2023    2,308,519      1,943,273
FNMA, Ser. 1994-9, Class D           4.152%        11/25/2023    1,701,340      1,463,050
FNMA, Ser. 1996-45, Class N          4.651%        06/25/2023    1,765,276      1,655,132
                                                                            -------------
   Total (Cost - $8,753,975)                                                    8,005,964
                                                                            -------------

U.S. GOVERNMENT TREASURY OBLIGATION - 3.3%
U.S. Treasury Note (Cost -
 $10,186,716)                        6.500%        02/15/2010    9,910,000     10,247,564
                                                                            -------------

                                     STRIKE        EXPIRATION   CONTRACTS
                                     ------        ----------   ---------
LONG OPTIONS - 0.1%
3 Month LIBOR cap                    8.000%        11/14/2001      22              25,195
3 Month LIBOR cap                    8.500%        11/14/2002      38              92,539
U.S. Treasury, Sept. 2000
 10-Year                               97          08/19/2000      66             123,750
                                                                            -------------
   Total (Cost - $244,894)                                                        241,484
                                                                            -------------
   TOTAL LONG-TERM INVESTMENTS
    (COST - $475,842,370)                                                     473,726,634
                                                                            -------------

                                     COUPON                       FACE
                                      RATE          MATURITY     AMOUNT
                                     ------         --------     ------
SHORT-TERM INVESTMENTS - 9.4%
Gillette Co., CP*                    6.907%        07/05/2000  $ 7,500,000      7,494,250
Investors Bank & Trust Company
 Cash Sweep                          6.250%        07/03/2000   10,085,000     10,085,000
Morgan Stanley Dean Witter &
 Co., CP                             6.850%        07/05/2000   10,000,000      9,992,389

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

SHORT-TERM INVESTMENTS (CONTINUED)
                                     COUPON                       FACE
                                      RATE          MATURITY     AMOUNT         VALUE
-----------------------------------------------------------------------------------------
U.S. Treasury Bill*                  6.079%        10/26/2000  $ 1,000,000  $     981,600
U.S. Treasury Bill@*                 6.247%        11/02/2000    1,050,000      1,029,184
                                                                            -------------
   Total (Cost - $29,580,464)                                                  29,582,423
                                                                            -------------
TOTAL INVESTMENTS - 160.5%
(COST - $505,422,834)                                                         503,309,057
                                                                            -------------
LIABILITIES, NET OF OTHER
ASSETS - (60.5%)                                                             (189,794,572)
                                                                            -------------
NET ASSETS - 100.0%                                                         $ 313,514,485
                                                                            =============

SECURITIES SOLD SHORT
FNMA Global Bond (proceeds
 $20,002,611)                        7.125%        02/15/2005  $20,000,000  $  20,108,280
FNMA Global Bond (proceeds
 $631,951)                           7.250%        01/15/2010      630,000        637,312
                                                                            -------------
   Total Securities Sold Short
    (Proceeds $20,834,562)                                                  $  20,745,592
                                                                            =============

Summary of Abbreviations
------------------------
-----------------------------------------------------------------------------------------
CP     Commercial Paper
FHLMC  Federal Home Loan Mortgage Corp.
FNMA   Federal National Mortgage Association
FRN    Floating Rate Note
GNMA   Government National Mortgage Association
LIBOR  London Interbank Offered Rate
SLMA   Student Loan Mortgage Association
       To Be Announced - Security is subject to delayed
TBA    delivery.
Vendee Veterans Administration

*    Interest rate shown represents yield to maturity at date of purchase.
(a)  Face amount shown represents amortized cost.
+/+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities were valued at $4,711,738, or 1.5% of net assets.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  GLOBAL TACTICAL EXPOSURE PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2000 (UNAUDITED)

                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 91.1%

ASSET- AND MORTGAGE-BACKED SECURITIES - 13.8%

JAPAN - 6.9%
Card Loan Investment
 Opportunities, Ser. 1, Class
 1 (FRN)                        4.717%  09/28/2003  EUR     1,350,002  $  1,295,541
J-Shop Corp., Ser. II, Class 1
 (FRN)                          1.041%  01/13/2003  JPY   500,000,000     4,737,663
Oscar Funding Corp., Ser. 4,
 Class 2 (FRN)                  4.672%  05/10/2004  EUR     1,366,154     1,311,827
Oscar Funding Corp., Ser. 5,
 Class 1 (FRN)                  6.925%  11/10/2004            562,653       562,766
                                                                       ------------
                                                                          7,907,797
                                                                       ------------

NETHERLANDS - 0.4%
European Mortgage Securities
 B.V., Ser. III, Class A2
 (FRN)                          5.875%  09/29/2049  EUR       500,000       471,153
                                                                       ------------

UNITED KINGDOM - 0.2%
Hexagon Funding Ltd., Ser. 1X,
 Class 2 (FRN)                  3.918%  01/26/2004  EUR       263,282       254,761
                                                                       ------------

UNITED STATES - 6.3%
Capital Credit Card Corp.,
 Ser. 1996, Class A             5.625%  08/15/2001  DEM     6,000,000     2,948,976
Chase Credit Card Master
 Trust, Ser. 1998-1, Class A    5.125%  02/15/2005  EUR     2,359,657     2,205,534
Chase Credit Card Master
 Trust, Ser. 1998-4, Class A    5.000%  08/15/2008  DEM     1,300,000       596,792
Citibank Credit Card Master
 Trust, Ser. 1999-6, Class A -
 144A+/+                        4.500%  08/25/2004  EUR       700,000       640,958
GMAC Swift Trust, Ser. 1999-1
 - 144A+/+                      5.000%  01/18/2005  EUR     1,000,000       926,344
                                                                       ------------
                                                                          7,318,604
                                                                       ------------
   Total (Cost - $17,660,541)                                            15,952,315
                                                                       ------------

CORPORATE OBLIGATIONS - 9.0%

PORTUGAL - 0.6%
Caixa Geral de Depositos
 Finance (MTN)                  6.250%  10/12/2009  EUR       790,000       742,869
                                                                       ------------

SPAIN - 0.5%
BSCH Issuance Ltd.              5.125%  07/06/2009  EUR       660,000       573,785
                                                                       ------------

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

SWEDEN - 1.1%
                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------
Birka Energi AB (MTN)           6.375%  11/03/2006  EUR       270,000  $    258,676
Investor AB                     5.250%  06/30/2008  EUR     1,085,004     1,013,239
                                                                       ------------
                                                                          1,271,915
                                                                       ------------

UNITED KINGDOM - 6.4%
Coca-Cola Enterprises Great
 Britain (MTN)                  6.750%  03/12/2008  GBP       500,000       738,367
Glaxo Wellcome Plc              8.750%  12/01/2005  GBP       608,000     1,002,345
Hilton Group Finance Plc (MTN)  5.000%  07/27/2004  EUR     1,085,000       994,889
Imperial Tobacco Finance (MTN)  6.375%  09/27/2006  EUR     1,000,000       936,020
Lloyds TSB Bank Plc (MTN)       6.000%  06/07/2004  GBP       570,000       845,881
OTE Plc - 144A+/+               6.125%  02/07/2007  EUR     2,000,000     1,881,736
Pearson Plc                     6.125%  02/01/2007  EUR     1,000,000       939,573
                                                                       ------------
                                                                          7,338,811
                                                                       ------------

UNITED STATES - 0.4%
Clear Channel Communications,
 Inc. - 144A+/+                 6.500%  07/07/2005  EUR       500,000       476,354
                                                                       ------------
   Total (Cost - $11,357,257)                                            10,403,734
                                                                       ------------

SOVEREIGN DEBT OBLIGATIONS - 66.6%

CANADA - 3.7%
Canadian Government Bond        5.000%  09/01/2004  CAD     6,550,000     4,265,105
                                                                       ------------

CROATIA - 0.7%
Croatian Government Bond, Ser.
 B (FRN)                        7.063%  07/31/2006            845,771       800,311
                                                                       ------------

DENMARK - 4.8%
Kingdom of Denmark Bond         6.000%  11/15/2009  DKK    23,720,000     3,108,814
Kingdom of Denmark Bond         7.000%  11/10/2024  DKK    16,800,000     2,480,604
                                                                       ------------
                                                                          5,589,418
                                                                       ------------

GERMANY - 21.3%
Bundesrepublic Deutschland
 Bond                           4.125%  07/04/2008  EUR       261,951       233,781

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

GERMANY (CONTINUED)
                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------
Bundesrepublic Deutschland
 Bond                           4.750%  07/04/2028  EUR     2,500,000  $  2,143,237
Bundesrepublic Deutschland
 Bond                           5.375%  01/04/2010  EUR    14,160,000    13,704,147
Bundesrepublic Deutschland
 Bond, Ser. 99                  4.500%  07/04/2009  EUR     1,000,000       910,571
Bundesschatzanweisungen, Ser.
 99                             3.000%  03/16/2001  EUR     8,000,000     7,576,624
                                                                       ------------
                                                                         24,568,360
                                                                       ------------

ITALY - 3.5%
Buoni Pollennali del Tesoro     4.500%  05/01/2009  EUR     4,500,000     4,000,720
                                                                       ------------

JAPAN - 24.8%
Japanese Government Bond        1.500%  06/22/2009  JPY   648,000,000     6,018,624
Japanese Government Bond        1.700%  03/22/2010  JPY 1,447,000,000    13,559,837
Japanese Government Bond        1.800%  06/20/2008  JPY   935,000,000     8,988,155
                                                                       ------------
                                                                         28,566,616
                                                                       ------------

SPAIN - 0.3%
Spanish Government Bond         6.000%  01/31/2008  EUR       370,716       366,423
                                                                       ------------

SWEDEN - 4.5%
Swedish Government Bond         8.000%  08/15/2007  SEK    39,100,000     5,155,765
                                                                       ------------

UNITED KINGDOM - 3.0%
UK Treasury Bond                5.750%  12/07/2009  GBP     1,100,000     1,734,922
UK Treasury Note                6.500%  12/07/2003  GBP     1,100,000     1,697,367
                                                                       ------------
                                                                          3,432,289
                                                                       ------------
   Total (Cost - $78,803,268)                                            76,745,007
                                                                       ------------

U.S. TREASURY OBLIGATION - 1.7%
U.S. Treasury Note
 (Cost - $1,943,635)            6.500%  02/15/2010          1,900,000     1,964,720
                                                                       ------------
   TOTAL LONG-TERM INVESTMENTS
    (COST - $109,764,701)                                               105,065,776
                                                                       ------------

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

SHORT-TERM INVESTMENTS - 12.6%
                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------
Den Norske Bank ASA, CP         6.650%  08/21/2000          4,000,000  $  3,962,317
Investors Bank & Trust Company
 Cash Sweep                     6.250%  07/03/2000          6,895,000     6,895,000
U.S. Treasury Bill@*            6.330%  10/19/2000          3,800,000     3,734,450
                                                                       ------------
   Total (Cost - $14,586,779)                                            14,591,767
                                                                       ------------
TOTAL INVESTMENTS - 103.7%
(COST - $124,351,480)                                                   119,657,543
                                                                       ------------
LIABILITIES, NET OF OTHER
ASSETS - (3.7%)                                                          (4,315,554)
                                                                       ------------
NET ASSETS - 100.0%                                                    $115,341,989
                                                                       ============

Summary of Abbreviations
------------------------
CAD   Canadian Dollar
CP    Commercial Paper
DEM   German Deutschemark
DKK   Danish Krone
EUR   European Monetary Unit (Euro)
FRN   Floating Rate Note
GBP   Great British Pound
JPY   Japanese Yen
MTN   Medium-Term Note
SEK   Swedish Krona

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
+/+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities were valued at $3,925,392, or 3.4% of net assets.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.
*    Interest rate shown represents yield to maturity at date of purchase.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  WORLDWIDE PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2000 (UNAUDITED)

                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (A)        VALUE
----------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 97.6%

ASSET- AND MORTGAGE-BACKED SECURITIES - 12.9%

GERMANY - 0.2%
CORE, Ser. 1999-1X,
 Class A-3A (FRN)               3.666%  03/17/2009  EUR      283,312  $    271,231
                                                                      ------------

JAPAN - 4.3%
Card Loan Investment
 Opportunities, Ser. 1,
 Class 1 (FRN)                  4.717%  09/28/2003  EUR      266,667       255,909
J-Shop Corp., Ser. II,
 Class 1 (FRN)                  1.041%  01/13/2003  JPY  200,000,000     1,895,065
Lumiere Funding Corp., Ser.
 1A, Class 1
 (FRN) - 144A+/+                7.035%  07/10/2003            95,756        95,624
Lumiere Funding Corp., Ser.
 1X, Class 1 (FRN)              7.035%  07/10/2003           191,512       191,589
Maestro Securitisation Corp.,
 Ser. 1, Class 1 (FRN)          7.045%  07/10/2005           725,169       725,895
Oscar Funding Corp., Ser. 2,
 Class 1 (FRN)                  6.975%  08/10/2003           252,462       252,664
Oscar Funding Corp., Ser. 3,
 Class 1 (FRN)                  7.235%  12/10/2003         1,177,200     1,180,614
Oscar Funding Corp., Ser. 4,
 Class 2 (FRN)                  4.672%  05/10/2004  EUR      178,194       171,108
Oscar Funding Corp., Ser. 5,
 Class 1 (FRN)                  6.925%  11/10/2004  EUR      401,895       401,975
Soleil Funding Corp., Ser. 1,
 Class 1 (FRN)                  7.385%  08/10/2004           280,213       281,614
                                                                      ------------
                                                                         5,452,057
                                                                      ------------

UNITED KINGDOM - 0.9%
Chester Asset Receivables Deal
 5                              6.625%  03/17/2008  GBP      300,000       449,244
Hexagon Funding Ltd., Ser. 1X,
 Class 2 (FRN)                  3.918%  01/26/2004  EUR       65,820        63,690
Higher Education Securitised
 Investments (The), Ser. 1X,
 Class A1 (FRN)                 5.856%  04/10/2028  GBP      387,071       584,521
                                                                      ------------
                                                                         1,097,455
                                                                      ------------

UNITED STATES - 7.5%
Amethyst Funding Corp., Ser.
 2, Class 1 (FRN)               6.971%  01/02/2004           968,347       968,153
Block Mortgage Finance Inc.,
 Ser. 1999-1, Class A7 (FRN)    5.830%  04/25/2016         1,000,000       983,180
Capital Credit Card Corp.,
 Ser. 1996, Class A             5.625%  08/15/2001  DEM      900,000       442,346
Carco Auto Loan Master Trust,
 Ser. 2000-A, Class A (FRN)     6.623%  03/15/2005           300,000       300,054
Chase Commercial Mortgage
 Securities Corp., Ser. 1998-1
 Class A2                       6.560%  05/18/2008           350,000       332,901
Chase Commercial Mortgage
 Securities Corp., Ser.
 1998-2, Class A1               6.025%  08/18/2007           448,612       427,104

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

UNITED STATES (CONTINUED)
                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (A)        VALUE
----------------------------------------------------------------------------------
Citibank Credit Card Master
 Trust I, Ser. 1997-5,
 Class A                        5.750%  07/16/2007  DEM    1,300,000  $    632,663
Citibank Credit Card Master
 Trust, Ser. 1999-6,
 Class A - 144A+/+              4.500%  08/25/2004  EUR      600,000       549,393
DLJ Commercial Mortgage Corp.,
 Ser. 1998-CG1, Class A1B       6.410%  05/10/2008           750,000       704,839
EQCC Home Equity Loan Trust,
 Ser. 1999-1, Class A2F         5.765%  06/20/2015           600,000       588,180
First Union Commercial
 Mortgage Trust, Ser. 1999-C1,
 Class A1                       5.730%  10/15/2035           454,943       428,592
GMAC Swift Trust, Ser. 1999-1
 - 144A+/+                      5.000%  01/18/2005  EUR      600,000       555,806
MCL Auto Loan Funding Corp.,
 Ser. 1, Class 1 (FRN)          7.185%  09/10/2003           421,096       422,149
Nationslink Funding Corp.,
 Ser. 1998-2, Class A2          6.476%  07/20/2008           270,000       254,150
Navistar Financial Corp.
 Owners Trust, Ser. 1999-A,
 Class A4                       6.130%  10/15/2005         1,400,000     1,373,078
New South Home Equity Trust,
 Ser. 1999-2, Class A4 (FRN)    7.590%  04/25/2030           500,000       486,172
                                                                      ------------
                                                                         9,448,760
                                                                      ------------
   Total (Cost - $17,080,582)                                           16,269,503
                                                                      ------------

CORPORATE OBLIGATIONS - 6.4%

FRANCE - 0.2%
Suez Lyonnaise des Eaux SA      5.875%  10/13/2009  EUR      300,000       278,105
                                                                      ------------

PORTUGAL - 0.1%
Caixa Geral de Depositos
 Finance (MTN)                  6.250%  10/12/2009  EUR      150,000       141,051
                                                                      ------------

SPAIN - 0.1%
BSCH Issuance Ltd.              5.125%  07/06/2009  EUR      130,000       113,018
                                                                      ------------

SWEDEN - 0.5%
Birka Energi AB (MTN)           6.375%  11/03/2006  EUR      220,000       210,773
Investor AB                     5.250%  06/30/2008  EUR      409,033       381,978
                                                                      ------------
                                                                           592,751
                                                                      ------------

UNITED KINGDOM - 2.2%
Coca-Cola Enterprises Great
 Britain (MTN)                  6.750%  03/12/2008  GBP      140,000       206,743

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

UNITED KINGDOM (CONTINUED)
                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (A)        VALUE
----------------------------------------------------------------------------------
Glaxo Wellcome Plc              8.750%  12/01/2005  GBP      224,000  $    369,285
Hilton Group Finance Plc (MTN)  5.000%  07/27/2004  EUR      283,000       259,496
Imperial Tobacco Finance (MTN)  6.375%  09/27/2006  EUR    1,000,000       936,020
OTE Plc - 144A+/+               6.125%  02/07/2007  EUR      220,000       206,991
Pearson Plc                     6.125%  02/01/2007  EUR      500,000       469,787
Vodafone AirTouch Plc           5.750%  10/27/2006  EUR      300,000       279,113
                                                                      ------------
                                                                         2,727,435
                                                                      ------------

UNITED STATES - 3.3%
Bank of America Corp.           7.800%  02/15/2010           150,000       149,207
Chase Manhattan Corp.           7.875%  06/15/2010           200,000       199,860
CIT Group Holdings, Inc.        7.375%  03/15/2003           210,000       207,258
Commercial Credit Co.           6.500%  08/01/2004           250,000       241,805
Ford Motor Credit Co.           7.500%  06/15/2003           160,000       159,290
Ford Motor Credit Co.           7.875%  06/15/2010           250,000       249,655
Harrahs Operating Co., Inc.     7.500%  01/15/2009           270,000       250,427
Household Finance Corp.         8.000%  05/09/2005           400,000       402,960
Lockheed Martin Corp.           8.200%  12/01/2009           150,000       151,426
Morgan Stanley Dean Witter &
 Co.                            7.750%  06/15/2005           760,000       759,012
Southern California Edison Co.  7.625%  01/15/2010           300,000       300,880
Target Corp.                    7.500%  02/15/2005           440,000       437,536
Walmart Stores, Inc.            6.875%  08/10/2009           400,000       391,144
Wells Fargo Co.                 7.200%  05/01/2003           190,000       189,107
                                                                      ------------
                                                                         4,089,567
                                                                      ------------
   Total (Cost - $8,204,005)                                             7,941,927
                                                                      ------------

SOVEREIGN DEBT OBLIGATIONS - 45.6%

CANADA - 0.3%
Canadian Government Bond        5.500%  06/01/2010  CAD      660,000       434,476
                                                                      ------------

DENMARK - 2.3%
Kingdom of Denmark Bond         6.000%  11/15/2009  DKK   16,830,000     2,205,790
Kingdom of Denmark Bond         7.000%  11/10/2024  DKK    4,400,000       649,682
                                                                      ------------
                                                                         2,855,472
                                                                      ------------

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

FRANCE - 11.2%
                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (A)        VALUE
----------------------------------------------------------------------------------
France O.A.T.                   6.000%  10/25/2025  EUR      800,000  $    803,723
French Treasury Note            5.000%  07/12/2005  EUR   14,000,000    13,339,410
                                                                      ------------
                                                                        14,143,133
                                                                      ------------

GERMANY - 14.7%
Bundesobligation, Ser. 135      5.000%  05/20/2005  EUR    7,000,000     6,707,540
Bundesrepublic Deutschland
 Bond                           4.750%  07/04/2028  EUR      100,000        85,730
Bundesrepublic Deutschland
 Bond                           5.375%  01/04/2010  EUR   12,070,000    11,681,430
                                                                      ------------
                                                                        18,474,700
                                                                      ------------

JAPAN - 8.6%
Japanese Government Bond        1.700%  03/22/2010  JPY  900,000,000     8,433,900
Japanese Government Bond        1.800%  06/20/2008  JPY  252,000,000     2,422,476
                                                                      ------------
                                                                        10,856,376
                                                                      ------------

MULTI-NATIONAL - 5.8%
European Investment Bank        5.500%  12/07/2009  GBP      118,000       169,064
Inter-American Development
 Bank                           6.375%  10/22/2007         5,200,000     4,985,100
Inter-American Development
 Bank                           7.375%  01/15/2010         1,220,000     1,240,396
International Bank for
 Reconstruction & Development,
 Ser. 791                       5.500%  05/14/2003  AUD    1,600,000       941,915
                                                                      ------------
                                                                         7,336,475
                                                                      ------------

NETHERLANDS - 1.3%
Bank Nederlandse Gemeenten
 (MTN)                          6.750%  10/03/2005  NLG    3,540,000     1,613,964
                                                                      ------------

SWEDEN - 0.6%
Swedish Government Bond         8.000%  08/15/2007  SEK    6,100,000       804,352
                                                                      ------------

UNITED KINGDOM - 0.8%
UK Treasury Bond                5.750%  12/07/2009  GBP      600,000       946,321
                                                                      ------------
   Total (Cost - $58,250,331)                                           57,465,269
                                                                      ------------

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

U.S. GOVERNMENT AGENCY AND TREASURY OBLIGATIONS - 32.7%
                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (A)        VALUE
----------------------------------------------------------------------------------
FHLMC Global Note               7.000%  03/15/2010         9,100,000  $  9,023,333
FNMA Global Bond                6.375%  06/15/2009         3,040,000     2,880,914
FNMA Global Bond                7.250%  01/15/2010        23,050,000    23,238,180
U.S. Treasury Bond              6.125%  08/15/2029         2,500,000     2,526,563
U.S. Treasury Note              6.000%  08/15/2009         3,030,000     3,005,381
U.S. Treasury Note              6.750%  05/15/2005           550,000       562,891
                                                                      ------------
   Total (Cost - $41,091,242)                                           41,237,262
                                                                      ------------
TOTAL LONG-TERM INVESTMENTS
 (COST - $124,626,160)                                                 122,913,961
                                                                      ------------

SHORT-TERM INVESTMENTS - 3.2%
Investors Bank & Trust Company
 Cash Sweep                     6.250%  07/03/2000         3,457,000     3,457,000
U.S. Treasury Bill@*            6.330%  10/19/2000           600,000       589,650
                                                                      ------------
   Total (Cost - $4,045,862)                                             4,046,650
                                                                      ------------
TOTAL INVESTMENTS - 100.8%
 (COST - $128,672,022)                                                 126,960,611
                                                                      ------------
LIABILITIES, NET OF OTHER
ASSETS - (0.8%)                                                           (982,161)
                                                                      ------------
NET ASSETS - 100.0%                                                   $125,978,450
                                                                      ============

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

Summary of Abbreviations
------------------------
AUD    Australian Dollar
CAD    Canadian Dollar
DEM    German Deutschemark
DKK    Danish Krone
EUR    European Monetary Unit (Euro)
FHLMC  Federal Home Loan Mortgage Corp.
FNMA   Federal National Mortgage Association
FRN    Floating Rate Note
GBP    Great British Pound
JPY    Japanese Yen
MTN    Medium-Term Note
NLG    Netherlands Guilder
SEK    Swedish Krona

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
+/+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities were valued at $1,407,814, or 1.1% of net assets.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.
*    Interest rate shown represents yield to maturity at date of purchase.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  WORLDWIDE-HEDGED PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2000 (UNAUDITED)

                                COUPON                      FACE
                                 RATE    MATURITY        AMOUNT (A)          VALUE
--------------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 101.6%

ASSET- AND MORTGAGE-BACKED SECURITIES - 22.2%

GERMANY - 0.2%
CORE, Ser. 1999-1X, Class A-3A
 (FRN)                          3.666%  03/17/2009  EUR         377,750   $    361,642
                                                                          ------------

JAPAN - 6.6%
Card Loan Investment
 Opportunities, Ser. 1, Class
 1 (FRN)                        4.717%  09/28/2003  EUR         886,668        850,899
J-Shop Corp., Ser. II, Class 1
 (FRN)                          1.041%  01/13/2003  JPY     300,000,000      2,842,598
Lumiere Funding Corp., Ser.
 1A, Class 1 (FRN) - 144A+/+    7.035%  07/10/2003              383,024        382,497
Lumiere Funding Corp., Ser.
 1X, Class 1 (FRN)              7.035%  07/10/2003            1,340,584      1,341,120
Maestro Securitisation Corp.,
 Ser. 1, Class 1 (FRN)          7.045%  07/10/2005            2,175,508      2,177,684
Oscar Funding Corp., Ser. 1,
 Class 1 (FRN)                  6.741%  03/10/2003              593,592        593,711
Oscar Funding Corp., Ser. 2,
 Class 1 (FRN)                  6.975%  08/10/2003              462,847        463,217
Oscar Funding Corp., Ser. 3,
 Class 1 (FRN)                  7.235%  12/10/2003              686,700        688,691
Oscar Funding Corp., Ser. 4,
 Class 2 (FRN)                  4.672%  05/10/2004  EUR         596,980        570,360
Oscar Funding Corp., Ser. 5,
 Class 1 (FRN)                  6.925%  11/10/2004            1,044,927      1,045,136
Oscar Funding Corp., Ser. 5,
 Class 2 (FRN)                  4.532%  11/10/2004  EUR         426,015        408,502
R Funding Corp., Ser. 1X,
 Class 1 (FRN)                  7.191%  02/02/2004            1,309,613      1,312,494
Soleil Funding Corp., Ser. 1,
 Class 1 (FRN)                  7.385%  08/10/2004              910,693        915,246
                                                                          ------------
                                                                            13,592,155
                                                                          ------------

NETHERLANDS - 0.2%
European Mortgage Securities
 B.V., Ser. III, Class A2
 (FRN)                          5.875%  09/29/2049  EUR         500,000        471,153
                                                                          ------------

UNITED KINGDOM - 1.3%
Chester Asset Receivables Deal
 5                              6.625%  03/17/2008  GBP       1,000,000      1,497,479
Hexagon Funding Ltd., Ser. 1X,
 Class 2 (FRN)                  3.918%  01/26/2004  EUR          65,820         63,690
Higher Education Securitised
 Investments (The), Ser. 1X,
 Class A1 (FRN)                 5.856%  04/10/2028  GBP         696,729      1,052,138
                                                                          ------------
                                                                             2,613,307
                                                                          ------------

UNITED STATES - 13.9%
Amethyst Funding Corp., Ser.
 2, Class 1 (FRN)               6.971%  01/02/2004            1,452,520      1,452,229
BankBoston Home Equity Loan
 Trust, Ser. 1998-1, Class A1   6.460%  04/25/2012              306,739        305,285

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

UNITED STATES (CONTINUED)
                                COUPON                      FACE
                                 RATE    MATURITY        AMOUNT (A)          VALUE
--------------------------------------------------------------------------------------
Block Mortgage Finance Inc.,
 Ser. 1999-1, Class A7 (FRN)    5.830%  04/25/2016            2,000,000   $  1,966,360
Capital Credit Card Corp.,
 Ser. 1996, Class A             5.625%  08/15/2001  DEM       2,000,000        982,985
Carco Auto Loan Master Trust,
 Ser. 2000-A, Class A (FRN)     6.623%  03/15/2005              700,000        700,126
Chase Commercial Mortgage
 Securities Corp., Ser. 1998-1
 Class A2                       6.560%  05/18/2008              550,000        523,130
Chase Commercial Mortgage
 Securities Corp., Ser.
 1998-2, Class A1               6.025%  08/18/2007              717,779        683,366
Citibank Credit Card Master
 Trust I, Ser. 1997-5, Class A  5.750%  07/16/2007  DEM       2,400,000      1,167,985
Citibank Credit Card Master
 Trust, Ser. 1999-6, Class A -
 144A+/+                        4.500%  08/25/2004  EUR       1,600,000      1,465,047
Discover Card Master Trust I,
 Ser. 1994-2, Class A (FRN)     7.001%  10/16/2004            3,000,000      3,011,700
DLJ Commercial Mortgage Corp.,
 Ser. 1998-CG1, Class A1B       6.410%  05/10/2008            1,250,000      1,174,731
EQCC Home Equity Loan Trust,
 Ser. 1999-1, Class A2F         5.765%  06/20/2015            3,700,000      3,627,110
First Union Commercial
 Mortgage Trust, Ser. 1999-C1,
 Class A1                       5.730%  10/15/2035              682,415        642,888
HFC Revolving Home Equity Loan
 Trust, Ser. 1996-1, Class A
 (FRN)                          6.851%  07/20/2017            1,827,225      1,824,502
Ikon Receivables LLC, Ser.
 1999-1, Class A4               6.230%  05/25/2008            2,275,000      2,214,215
MBNA American European
 Structure Offering, Ser.
 1998, Class B                  5.125%  04/19/2008  DEM       1,100,000        511,229
MCL Auto Loan Funding Corp.,
 Ser. 1, Class 1 (FRN)          7.185%  09/10/2003              421,096        422,149
Nationslink Funding Corp.,
 Ser. 1998-2, Class A2          6.476%  07/20/2008              470,000        442,409
Navistar Financial Corp.
 Owners Trust, Ser. 1999-A,
 Class A4                       6.130%  10/15/2005            4,200,000      4,119,235
New South Home Equity Trust,
 Ser. 1999-2, Class A4 (FRN)    7.590%  04/25/2030            1,500,000      1,458,516
                                                                          ------------
                                                                            28,695,197
                                                                          ------------
   Total (Cost - $47,689,408)                                               45,733,454
                                                                          ------------

CORPORATE OBLIGATIONS - 9.2%

FRANCE - 0.2%
Suez Lyonnaise des Eaux SA      5.875%  10/13/2009  EUR         500,000        463,509
                                                                          ------------

PORTUGAL - 0.2%
Caixa Geral de Depositos
 Finance (MTN)                  6.250%  10/12/2009  EUR         440,000        413,750
                                                                          ------------

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

SPAIN - 0.2%
                                COUPON                      FACE
                                 RATE    MATURITY        AMOUNT (A)          VALUE
--------------------------------------------------------------------------------------
BSCH Issuance Ltd.              5.125%  07/06/2009  EUR         370,000   $    321,667
                                                                          ------------

SWEDEN - 0.7%
Birka Energi AB (MTN)           6.375%  11/03/2006  EUR         490,000        469,449
Investor AB                     5.250%  06/30/2008  EUR         971,454        907,199
                                                                          ------------
                                                                             1,376,648
                                                                          ------------

UNITED KINGDOM - 3.4%
Coca-Cola Enterprises Great
 Britain (MTN)                  6.750%  03/12/2008  GBP         400,000        590,694
Enterprise Oil Plc              7.250%  07/08/2009  GBP         265,000        392,336
Gallagher Group Plc             5.875%  08/06/2008  DEM         600,000        275,482
Glaxo Wellcome Plc              8.750%  12/01/2005  GBP         649,000      1,069,937
Hilton Group Finance Plc (MTN)  5.000%  07/27/2004  EUR         813,000        745,479
Imperial Tobacco Finance (MTN)  6.375%  09/27/2006  EUR       1,800,000      1,684,836
Lloyds TSB Bank Plc (MTN)       6.000%  06/07/2004  GBP         270,000        400,681
OTE Plc - 144A+/+               6.125%  02/07/2007  EUR         370,000        348,121
Pearson Plc                     6.125%  02/01/2007  EUR       1,000,000        939,573
Vodafone AirTouch Plc           5.750%  10/27/2006  EUR         600,000        558,227
                                                                          ------------
                                                                             7,005,366
                                                                          ------------

UNITED STATES - 4.5%
Bank of America Corp.           7.800%  02/15/2010              400,000        397,884
Chase Manhattan Corp.           7.875%  06/15/2010              700,000        699,509
CIT Group Holdings, Inc.        7.375%  03/15/2003              376,000        371,090
Commercial Credit Co.           6.500%  08/01/2004              750,000        725,416
Exxon Capital Corp.             6.625%  08/15/2002            1,500,000      1,488,033
Ford Motor Credit Co.           7.500%  06/15/2003              460,000        457,959
Ford Motor Credit Co.           7.875%  06/15/2010              750,000        748,964
Harrahs Operating Co., Inc.     7.500%  01/15/2009              500,000        463,754
Household Finance Corp.         8.000%  05/09/2005              900,000        906,660
Lockheed Martin Corp.           8.200%  12/01/2009              500,000        504,752
Southern California Edison Co.  7.625%  01/15/2010              600,000        601,760
Target Corp.                    7.500%  02/15/2005              740,000        735,856
Walmart Stores, Inc.            6.875%  08/10/2009              800,000        782,288

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

UNITED STATES (CONTINUED)
                                COUPON                      FACE
                                 RATE    MATURITY        AMOUNT (A)          VALUE
--------------------------------------------------------------------------------------
Wells Fargo Co.                 7.200%  05/01/2003              430,000   $    427,979
                                                                          ------------
                                                                             9,311,904
                                                                          ------------
   Total (Cost - $19,758,461)                                               18,892,844
                                                                          ------------

SOVEREIGN DEBT OBLIGATIONS - 40.1%

DENMARK - 2.4%
Kingdom of Denmark Bond         6.000%  11/15/2009  DKK      30,610,000      4,011,838
Kingdom of Denmark Bond         7.000%  11/15/2007  DKK         100,000         13,835
Kingdom of Denmark Bond         7.000%  11/10/2024  DKK       5,400,000        797,337
                                                                          ------------
                                                                             4,823,010
                                                                          ------------

FRANCE - 4.4%
France O.A.T.                   6.000%  10/25/2025  EUR         500,000        502,327
French Treasury Note            5.000%  07/12/2005  EUR       9,000,000      8,575,335
                                                                          ------------
                                                                             9,077,662
                                                                          ------------

GERMANY - 13.9%
Bundesobligation, Ser. 135      5.000%  05/20/2005  EUR      12,000,000     11,498,640
Bundesrepublic Deutschland
 Bond                           4.750%  07/04/2028  EUR       2,800,000      2,400,426
Bundesrepublic Deutschland
 Bond                           5.375%  01/04/2010  EUR      15,200,000     14,710,666
                                                                          ------------
                                                                            28,609,732
                                                                          ------------

JAPAN - 8.6%
Japanese Government Bond        1.500%  06/22/2009  JPY     501,000,000      4,653,288
Japanese Government Bond        1.700%  03/22/2010  JPY   1,401,000,000     13,128,771
                                                                          ------------
                                                                            17,782,059
                                                                          ------------

MULTI-NATIONAL - 7.1%
European Investment Bank        5.500%  12/07/2009  GBP          24,000         34,386
Inter-American Development
 Bank                           6.375%  10/22/2007           11,300,000     10,833,005
Inter-American Development
 Bank                           7.375%  01/15/2010            2,660,000      2,704,470
International Bank for
 Reconstruction & Development
 (MTN)                          7.125%  07/30/2007  GBP         160,000        252,195

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

MULTI-NATIONAL (CONTINUED)
                                COUPON                      FACE
                                 RATE    MATURITY        AMOUNT (A)          VALUE
--------------------------------------------------------------------------------------
International Bank for
 Reconstruction & Development,
 Ser. 791                       5.500%  05/14/2003  AUD       1,400,000   $    824,176
                                                                          ------------
                                                                            14,648,232
                                                                          ------------

SPAIN - 1.4%
Spanish Government Bond         6.000%  01/31/2008  EUR       2,980,419      2,945,903
                                                                          ------------

SWEDEN - 0.7%
Swedish Government Bond         8.000%  08/15/2007  SEK       4,700,000        619,747
Swedish Government Bond         9.000%  04/20/2009  SEK       5,600,000        802,368
                                                                          ------------
                                                                             1,422,115
                                                                          ------------

UNITED KINGDOM - 1.6%
UK Treasury Bond                5.750%  12/07/2009  GBP       1,900,000      2,996,684
UK Treasury Note                6.500%  12/07/2003  GBP         200,000        308,612
                                                                          ------------
                                                                             3,305,296
                                                                          ------------
   Total (Cost - $83,412,435)                                               82,614,009
                                                                          ------------

U.S. GOVERNMENT AGENCY AND TREASURY OBLIGATIONS - 30.1%
FHLMC Global Note               7.000%  03/15/2010            7,300,000      7,238,498
FNMA Global Bond                6.375%  06/15/2009            9,930,000      9,410,353
FNMA Global Bond                7.250%  01/15/2010           32,750,000     33,017,371
U.S. Treasury Bond              6.125%  11/15/2027           11,370,000     11,334,469
U.S. Treasury Note              6.750%  05/15/2005            1,050,000      1,074,610
                                                                          ------------
   Total (Cost - $61,619,098)                                               62,075,301
                                                                          ------------
TOTAL LONG-TERM INVESTMENTS
 (COST - $212,479,402)                                                     209,315,608
                                                                          ------------

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

SHORT-TERM INVESTMENT -- 0.5%
                                COUPON                      FACE
                                 RATE    MATURITY        AMOUNT (A)          VALUE
--------------------------------------------------------------------------------------
U.S. Treasury Bill@*            6.330%  10/19/2000            1,100,000   $  1,081,025
                                                                          ------------
   Total (Cost - $1,079,581)
TOTAL INVESTMENTS - 102.1%
(COST - $213,558,983)                                                      210,396,633
LIABILITIES, NET OF OTHER
ASSETS - (2.1%)                                                             (4,301,527)
                                                                          ------------
NET ASSETS - 100.0%                                                       $206,095,106
                                                                          ============

Summary of Abbreviations
------------------------
AUD    Australian Dollar
DEM    German Deutschemark
DKK    Danish Krone
EUR    European Monetary Unit (Euro)
FHLMC  Federal Home Loan Mortgage Corp.
FNMA   Federal National Mortgage Association
FRN    Floating Rate Note
GBP    Great British Pound
JPY    Japanese Yen
MTN    Medium-Term Note
SEK    Swedish Krona

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
+/+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, this security was valued at $2,195,665, or 1.1% of net assets.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.
*    Interest rate shown represents yield to maturity at date of purchase.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  INTERNATIONAL PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2000 (UNAUDITED)

                                COUPON                     FACE
                                 RATE    MATURITY       AMOUNT (A)         VALUE
------------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 90.8%

ASSET- AND MORTGAGE-BACKED SECURITIES - 13.9%

GERMANY - 0.2%
CORE, Ser. 1999-1X, Class A-3A
 (FRN)                          3.666%  03/17/2009  EUR        283,312  $    271,231
                                                                        ------------

JAPAN - 6.2%
Card Loan Investment
 Opportunities, Ser. 1, Class
 1 (FRN)                        4.717%  09/28/2003  EUR        433,334       415,853
J-Shop Corp., Ser. II, Class 1
 (FRN)                          1.041%  01/13/2003  JPY    200,000,000     1,895,065
Lumiere Funding Corp., Ser.
 1A, Class 1 (FRN) - 144A+/+    7.035%  07/10/2003             191,512       191,248
Lumiere Funding Corp., Ser.
 1X, Class 1 (FRN)              7.035%  07/10/2003             622,414       622,663
Maestro Securitisation Corp.,
 Ser. 1, Class 1 (FRN)          7.045%  07/10/2005             725,169       725,895
Oscar Funding Corp., Ser. 2,
 Class 1 (FRN)                  6.975%  08/10/2003             210,385       210,553
Oscar Funding Corp., Ser. 3,
 Class 1 (FRN)                  7.235%  12/10/2003             294,300       295,153
Oscar Funding Corp., Ser. 4,
 Class 2 (FRN)                  4.672%  05/10/2004  EUR        356,388       342,216
Oscar Funding Corp., Ser. 5,
 Class 1 (FRN)                  6.925%  11/10/2004  EUR        482,274       482,370
Oscar Funding Corp., Ser. 5,
 Class 2 (FRN)                  4.532%  11/10/2004  EUR        241,137       231,224
R Funding Corp., Ser. 1X,
 Class 1 (FRN)                  7.191%  02/02/2004             654,807       656,247
Soleil Funding Corp., Ser. 1,
 Class 1 (FRN)                  7.385%  08/10/2004             630,480       633,632
                                                                        ------------
                                                                           6,702,119
                                                                        ------------

UNITED KINGDOM - 0.6%
Chester Asset Receivables Deal
 5                              6.625%  03/17/2008  GBP        200,000       299,496
Chester Asset Receivables Deal
 6, Ser. UK98-2 (FRN)           6.126%  09/15/2003  GBP        200,000       302,733
Hexagon Funding Ltd., Ser. 1X,
 Class 2 (FRN)                  3.918%  01/26/2004  EUR         65,820        63,690
                                                                        ------------
                                                                             665,919
                                                                        ------------

UNITED STATES - 6.9%
Amethyst Funding Corp., Ser.
 2, Class 1 (FRN)               6.971%  01/02/2004             968,347       968,153
BankBoston Home Equity Loan
 Trust, Ser. 1998-1,
 Class A1                       6.460%  04/25/2012             122,134       121,555
Chase Credit Card Master
 Trust, Ser. 1998-1, Class A    5.125%  02/15/2005  DEM        511,292       477,896
Chase Credit Card Master
 Trust, Ser. 1998-4, Class A    5.000%  08/15/2008  DEM        600,000       275,443
Citibank Credit Card Master
 Trust, Ser. 1999-6,
 Class A - 144A+/+              4.500%  08/25/2004  EUR        600,000       549,393
GMAC Swift Trust, Ser. 1999-1
 - 144A+/+                      5.000%  01/18/2005  EUR        700,000       648,441
MBNA American European
 Structure Offering, Ser.
 1998, Class B                  5.125%  04/19/2008  DEM        500,000       232,378

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

UNITED STATES (CONTINUED)
                                COUPON                     FACE
                                 RATE    MATURITY       AMOUNT (A)         VALUE
------------------------------------------------------------------------------------
MBNA American European
 Structure Offering, Ser. 6     4.375%  08/19/2004  EUR      1,000,000  $    913,449
MCL Auto Loan Funding Corp.,
 Ser. 1, Class 1 (FRN)          7.185%  09/10/2003             421,096       422,149
Novus Home Equity Line of
 Credit Trust, Ser. 1999-1,
 Class A (FRN)                  6.840%  05/25/2010           1,423,921     1,423,465
Providian Home Equity Loan
 Trust, Ser. 1999-1,
 Class A (FRN)                  6.900%  06/25/2025           1,430,673     1,431,045
                                                                        ------------
                                                                           7,463,367
                                                                        ------------
   Total (Cost - $15,644,785)                                             15,102,636
                                                                        ------------

CORPORATE OBLIGATIONS - 6.2%

FRANCE - 0.4%
Suez Lyonnaise des Eaux SA      5.875%  10/13/2009  EUR        450,000       417,158
                                                                        ------------

PORTUGAL - 0.4%
Caixa Geral de Depositos
 Finance (MTN)                  6.250%  10/12/2009  EUR        420,000       394,943
                                                                        ------------

SPAIN - 0.3%
BSCH Issuance Ltd.              5.125%  07/06/2009  EUR        350,000       304,280
                                                                        ------------

SWEDEN - 0.5%
Birka Energi AB (MTN)           6.375%  11/03/2006  EUR        250,000       239,515
Investor AB                     5.250%  06/30/2008  EUR        306,775       286,484
                                                                        ------------
                                                                             525,999
                                                                        ------------

UNITED KINGDOM - 4.2%
Coca-Cola Enterprises Great
 Britain (MTN)                  6.750%  03/12/2008  GBP        200,000       295,347
Enterprise Oil Plc              7.250%  07/08/2009  GBP        440,000       651,426
Glaxo Wellcome Plc              8.750%  12/01/2005  GBP        268,000       441,823
Hilton Group Finance Plc (MTN)  5.000%  07/27/2004  EUR        775,000       710,635
Imperial Tobacco Finance (MTN)  6.375%  09/27/2006  EUR        700,000       655,214
Lloyds TSB Bank Plc (MTN)       6.000%  06/07/2004  GBP        280,000       415,521
National Westminster Bank
 (MTN)                          6.000%  01/21/2010  EUR        230,000       212,080
OTE Plc - 144A+/+               6.125%  02/07/2007  EUR        500,000       470,434
Pearson Plc                     6.125%  02/01/2007  EUR        500,000       469,786

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

UNITED KINGDOM (CONTINUED)
                                COUPON                     FACE
                                 RATE    MATURITY       AMOUNT (A)         VALUE
------------------------------------------------------------------------------------
Vodafone AirTouch Plc           5.750%  10/27/2006  EUR        200,000  $    186,076
                                                                        ------------
                                                                           4,508,342
                                                                        ------------

UNITED STATES - 0.4%
Clear Channel Communications,
 Inc. - 144A+/+                 6.500%  07/07/2005  EUR        500,000       476,354
                                                                        ------------
   Total (Cost - $7,114,205)                                               6,627,076
                                                                        ------------

SOVEREIGN DEBT OBLIGATIONS - 68.5%

CANADA - 3.6%
Canadian Government Bond        5.000%  09/01/2004  CAD      6,000,000     3,906,966
                                                                        ------------

DENMARK - 2.5%
Kingdom of Denmark Bond         6.000%  11/15/2009  DKK     12,250,000     1,605,522
Kingdom of Denmark Bond         7.000%  11/10/2024  DKK      7,500,000     1,107,413
                                                                        ------------
                                                                           2,712,935
                                                                        ------------

FRANCE - 9.6%
France O.A.T.                   6.000%  10/25/2025  EUR        900,000       904,189
Government of France            5.500%  04/25/2010  EUR      9,900,000     9,569,894
                                                                        ------------
                                                                          10,474,083
                                                                        ------------

GERMANY - 22.3%
Bundesobligation                5.000%  11/12/2002  EUR        552,843       530,275
Bundesobligation, Ser. 134      4.250%  02/18/2005  EUR     18,300,000    16,966,863
Bundesrepublic Deutschland
 Bond                           4.750%  07/04/2028  EUR      3,700,000     3,171,992
Bundesrepublic Deutschland
 Bond                           5.375%  01/04/2010  EUR      3,700,000     3,580,886
                                                                        ------------
                                                                          24,250,016
                                                                        ------------

JAPAN - 25.1%
Japanese Government Bond        1.500%  06/22/2009  JPY    693,000,000     6,436,584
Japanese Government Bond        1.700%  03/22/2010  JPY    614,000,000     5,753,794

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

JAPAN (CONTINUED)
                                COUPON                     FACE
                                 RATE    MATURITY       AMOUNT (A)         VALUE
------------------------------------------------------------------------------------
Japanese Government Bond        1.800%  06/20/2008  JPY  1,566,000,000  $ 15,053,958
                                                                        ------------
                                                                          27,244,336
                                                                        ------------

MULTI-NATIONAL - 0.9%
European Investment Bank        5.500%  12/07/2009  GBP        656,000       939,881
                                                                        ------------

SPAIN - 1.8%
Spanish Government Bond         6.000%  01/31/2008  EUR      2,000,000     1,976,838
                                                                        ------------

SWEDEN - 0.9%
Swedish Government Bond         8.000%  08/15/2007  SEK      7,500,000       988,958
                                                                        ------------

UNITED KINGDOM - 1.8%
Bank of Scotland (MTN)          5.500%  07/27/2009  EUR        360,000       323,012
UK Treasury Note                6.500%  12/07/2003  GBP      1,042,000     1,607,870
                                                                        ------------
                                                                           1,930,882
                                                                        ------------
   Total (Cost - $75,156,169)                                             74,424,895
                                                                        ------------

U.S. GOVERNMENT AGENCY AND TREASURY OBLIGATIONS - 2.2%
FNMA Global Bond                6.875%  06/07/2002  GBP        500,000       762,475
U.S. Treasury Note              6.500%  02/15/2010           1,550,000     1,602,798
                                                                        ------------
   Total (Cost - $2,443,897)                                               2,365,273
                                                                        ------------
   TOTAL LONG-TERM INVESTMENTS
    (COST - $100,359,056)                                                 98,519,880
                                                                        ------------

SHORT-TERM INVESTMENTS - 20.5%
Bank of Montreal, Yankee CD     6.620%  07/31/2000             400,000       400,000
Banque et Caisse D'Epargne de
 L'Etat, CP*                    6.090%  07/10/2000           3,000,000     2,995,433
Bayerische Hypo-Und
 Vereinsbank, Yankee CD         6.660%  08/10/2000           4,000,000     4,000,044
Investors Bank & Trust Company
 Cash Sweep                     6.250%  07/03/2000          11,118,000    11,118,000
Landesbank Baden-Wurttemberg,
 Yankee CD                      6.660%  08/21/2000           3,000,000     3,000,027

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

SHORT-TERM INVESTMENTS (CONTINUED)
                                COUPON                     FACE
                                 RATE    MATURITY       AMOUNT (A)         VALUE
------------------------------------------------------------------------------------
U.S. Treasury Bill@*            6.330%  10/19/2000             750,000  $    737,062
                                                                        ------------
   Total (Cost - $22,249,581)                                             22,250,566
                                                                        ------------
TOTAL INVESTMENTS - 111.3%
(COST - $122,608,637)                                                    120,770,446
                                                                        ------------
LIABILITIES, NET OF OTHER
ASSETS - (11.3%)                                                         (12,213,249)
                                                                        ------------
NET ASSETS - 100.0%                                                     $108,557,197
                                                                        ============

Summary of Abbreviations
------------------------
CAD   Canadian Dollar
CP    Commercial Paper
DEM   German Deutschemark
DKK   Danish Krone
EUR   European Monetary Unit (Euro)
FNMA  Federal National Mortgage Association
FRN   Floating Rate Note
GBP   Great British Pound
JPY   Japanese Yen
MTN   Medium-Term Note
SEK   Swedish Krona
Yankee CD  U.S. dollar denominated certificates of deposit issued by non-U.S. banks in the U.S.

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
+/+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities were valued at $2,335,870, or 2.2% of net assets.
*    Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  EMERGING MARKETS PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2000 (UNAUDITED)

                                COUPON                   FACE
                                 RATE     MATURITY    AMOUNT (A)       VALUE
-------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 95.0%

CORPORATE OBLIGATIONS - 9.9%

MALAYSIA - 4.7%
Petroliam Nasional Berhad
 (Petronas), Ser. REGS          7.125%   10/18/2006      3,000,000  $ 2,868,918
Tenaga Nasional Berhad, Ser.
 ITC (Eurodollar)               7.625%   04/29/2007      1,000,000      971,257
                                                                    -----------
                                                                      3,840,175
                                                                    -----------

SOUTH KOREA - 4.6%
Pohang Iron & Steel Co. -
 Yankee                         7.125%   11/01/2006      4,000,000    3,740,172
                                                                    -----------

THAILAND - 0.6%
Export-Import Bank of Thailand
 (FRN)                          7.275%   11/20/2000        500,000      497,200
                                                                    -----------
   Total (Cost - $8,009,330)                                          8,077,547
                                                                    -----------

SOVEREIGN DEBT OBLIGATIONS - 85.1%

ARGENTINA - 8.8%
Republic of Argentina           11.750%  06/15/2015      2,124,000    1,922,220
Republic of Argentina (FRN)     7.875%   03/31/2023      1,700,000    1,368,500
Republic of Argentina (MTN)     11.750%  02/12/2007  ARS 2,500,000    2,056,661
Republic of Argentina, Ser.
 BGL5                           11.375%  01/30/2017      2,000,000    1,790,000
                                                                    -----------
                                                                      7,137,381
                                                                    -----------

BRAZIL - 9.8%
Republic of Brazil              8.000%   04/15/2014      4,925,640    3,614,435
Republic of Brazil, Ser. 18YR
 (FRN)                          7.438%   04/15/2012      2,500,000    1,845,090
Republic of Brazil, Ser. L      11.625%  04/15/2004      2,500,000    2,525,000
                                                                    -----------
                                                                      7,984,525
                                                                    -----------

BULGARIA - 9.5%
Bulgaria Discount Bond, Ser. A
 (FRN)                          7.063%   07/28/2024      3,000,000    2,399,652
Bulgaria Government Bond, Ser.
 A (FRN)                        2.750%   07/28/2012      4,000,000    2,940,000

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

BULGARIA (CONTINUED)
                                COUPON                   FACE
                                 RATE     MATURITY    AMOUNT (A)       VALUE
-------------------------------------------------------------------------------
Bulgaria Government Bond, Ser.
 PDI (FRN)                      7.063%   07/28/2011      3,000,000  $ 2,366,400
                                                                    -----------
                                                                      7,706,052
                                                                    -----------

MALAYSIA - 3.8%
Malaysia Global Government
 Bond                           8.750%   06/01/2009      3,000,000    3,082,647
                                                                    -----------

MEXICO - 10.0%
United Mexican States           11.375%  09/15/2016      3,000,000    3,435,000
United Mexican States Par
 Bond, Ser. B                   6.250%   12/31/2019      2,500,000    2,068,750
United Mexican States, Ser. XW  10.375%  02/17/2009      2,500,000    2,650,000
                                                                    -----------
                                                                      8,153,750
                                                                    -----------

MOROCCO - 1.9%
Morocco Reconstruction &
 Consolidation, Ser. A (FRN)    7.750%   01/01/2009      1,774,436    1,588,120
                                                                    -----------

RUSSIA - 9.8%
Russian Federation Bond,
 Eurodollar                     12.750%  06/24/2028      5,000,000    4,281,500
Russian Federation Bond, Ser.
 REGS - Eurodollar              11.750%  06/10/2003      4,000,000    3,704,000
                                                                    -----------
                                                                      7,985,500
                                                                    -----------

SOUTH AFRICA - 9.3%
Republic of South Africa -
 Yankee                         8.500%   06/23/2017      2,500,000    2,212,500
Republic of South Africa
 Global Bond, Eurodollar        9.125%   05/19/2009      5,500,000    5,390,000
                                                                    -----------
                                                                      7,602,500
                                                                    -----------

SOUTH KOREA - 3.8%
Republic of Korea               8.875%   04/15/2008      3,000,000    3,108,750
                                                                    -----------

TURKEY - 9.1%
Republic of Turkey              11.875%  11/05/2004      2,000,000    2,062,600
Republic of Turkey              11.875%  01/15/2030      2,500,000    2,678,250

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

TURKEY (CONTINUED)
                                COUPON                   FACE
                                 RATE     MATURITY    AMOUNT (A)       VALUE
-------------------------------------------------------------------------------
Republic of Turkey              12.375%  06/15/2009      2,500,000  $ 2,656,250
                                                                    -----------
                                                                      7,397,100
                                                                    -----------

URUGUAY - 1.3%
Banco Central del Uruguay,
 Ser. B                         6.750%   02/19/2021      1,250,000    1,087,500
                                                                    -----------

VENEZUELA - 8.0%
Republic of Venezuela           9.250%   09/15/2027      3,000,000    1,976,250
Republic of Venezuela, Ser. DL
 (FRN)                          7.875%   12/18/2007      2,142,825    1,738,474
Republic of Venezuela, Ser.
 W-A (FRN)#                     7.375%   03/31/2020      4,044,625    2,790,000
                                                                    -----------
                                                                      6,504,724
                                                                    -----------
   Total (Cost - $64,616,662)                                        69,338,549
                                                                    -----------
       WARRANTS - 0.0%          STRIKE   EXPIRATION     SHARES
       ---------------          ------   ----------     ------

NIGERIA - 0.0%
Central Bank of Nigeria (Cost
 - $0)                          0.000%   11/15/2020          3,000            0
                                                                    -----------
TOTAL LONG-TERM INVESTMENTS
(COST - $72,625,992)                                                 77,416,096
                                                                    -----------
                                COUPON                   FACE
 SHORT-TERM INVESTMENT - 2.3%    RATE     MATURITY    AMOUNT (A)
 ----------------------------   ------    --------    ----------
Investors Bank & Trust Company
 Cash Sweep                     6.250%   07/03/2000      1,875,000    1,875,000
                                                                    -----------
   Total (Cost - $1,875,000)
                                                                    -----------
TOTAL INVESTMENTS - 97.3%
(COST - $74,500,992)                                                 79,291,096
                                                                    -----------
OTHER ASSETS, NET OF
LIABILITIES - 2.7%                                                    2,202,402
                                                                    -----------
NET ASSETS - 100.0%                                                 $81,493,498
                                                                    ===========

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

Summary of Abbreviations
------------------------
ARS         Argentinian Peso
FRN         Floating Rate Note
MTN         Medium-Term Note
Eurodollar  U.S. dollar denominated security issued outside the U.S.
            with interest and principal paid in U.S. dollars.
Yankee      U.S. dollar denominated bonds issued by non-U.S. companies in the U.S.

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
# Security is issued with detachable warrants. The current value of each warrant is zero.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  STATEMENTS OF ASSETS AND LIABILITIES
  JUNE 30, 2000 (UNAUDITED)                                      U.S. PORTFOLIOS

                                     U.S. SHORT-TERM  LIMITED DURATION  MORTGAGE-BACKED
                                        PORTFOLIO        PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------------
ASSETS
-----------------------------------
Investments in securities, at value
 (Cost - $401,867,624,  $99,649,826
 and $505,422,834, respectively)      $400,902,519      $99,185,083      $503,309,057
Cash                                           442                -               512
Receivable for securities sold              62,750            8,574        91,914,421
Receivable for fund shares sold                  -                -        10,000,000
Receivable from Investment Adviser         140,954                -                 -
Interest receivable                      1,744,685          700,721         2,308,817
Variation margin receivable                      -              937                 -
Other receivables                            2,733           16,038            49,481
                                      ------------      -----------      ------------
 Total assets                          402,854,083       99,911,353       607,582,288
                                      ------------      -----------      ------------
LIABILITIES
-----------------------------------
Payable for securities purchased                 -        3,282,109       272,707,716
Securities sold short, at value
 (proceeds $20,634,562)                          -                -        20,745,592
Variation margin payable                       723                -             3,558
Interest payable on securities sold
 short                                           -                -           604,332
Distribution payable                         1,134                -                 -
Due to bank                                      -           37,773                 -
Payable to Investment Adviser                    -              501             4,360
Accrued expenses and other
 liabilities                               159,420           13,709             2,245
                                      ------------      -----------      ------------
 Total liabilities                         161,277        3,334,092       294,067,803
                                      ------------      -----------      ------------
NET ASSETS                            $402,692,806      $96,577,261      $313,514,485
----------                            ============      ===========      ============
SHARES OUTSTANDING (PAR VALUE
$0.001)                                 41,722,705        9,992,352        32,567,615
-----------------------------------   ============      ===========      ============
NET ASSET VALUE PER SHARE             $       9.65      $      9.67      $       9.63
-------------------------             ============      ===========      ============
COMPONENTS OF NET ASSETS AS OF JUNE
30, 2000 WERE AS FOLLOWS:
-----------------------------------
Paid-in capital                       $421,162,449      $99,220,160      $343,255,840
Undistributed (distributions in
 excess of) investment income, net         279,097                -          (224,949)
Accumulated net realized loss on
 investments, short sales and
  financial futures and options
 contracts                             (17,680,301)      (2,143,652)      (27,437,744)
Net unrealized depreciation on
 investments, short sales and
  financial futures and options
 contracts                              (1,068,439)        (499,247)       (2,078,662)
                                      ------------      -----------      ------------
                                      $402,692,806      $96,577,261      $313,514,485
                                      ============      ===========      ============

See Notes to Financial Statements.

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)                    GLOBAL & INTERNATIONAL PORTFOLIOS

                                      GLOBAL TACTICAL      WORLDWIDE     WORLDWIDE-HEGDED
                                     EXPOSURE PORTFOLIO    PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------
ASSETS
-----------------------------------
Investments in securities, at value
 (Cost - $124,351,480, $128,672,022
 and $213,558,983, respectively)        $119,657,543      $126,960,611     $210,396,633
Cash                                             988               410                -
Cash on deposit at broker                  2,924,718           303,000          475,000
Foreign cash (Cost - $1,201,835,
 $1,316,064 and $1,097,961,
 respectively)                             1,155,619         1,274,720        1,105,556
Receivable for securities sold            28,354,023        33,789,124       37,191,622
Receivable from Investment Adviser                 -            50,605           82,680
Interest receivable                        2,265,737         3,178,057        4,323,782
Net unrealized appreciation of
 forward foreign exchange contracts          849,300           818,280           45,782
Other receivables                              4,807            18,672            3,739
                                        ------------      ------------     ------------
 Total assets                            155,212,735       166,393,479      253,624,794
                                        ------------      ------------     ------------
LIABILITIES
-----------------------------------
Payable for securities purchased          35,371,312        38,959,743       42,656,638
Variation margin payable                     907,117           741,585          903,102
Net unrealized depreciation of
 forward foreign exchange contracts          858,636           533,886        3,805,193
Distribution payable                               -           120,197            1,623
Unrealized depreciation on swap
 contract                                  2,725,146                 -                -
Due to bank                                        -                 -           46,591
Payable to Investment Adviser                  1,374                 -                -
Accrued expenses and other
 liabilities                                   7,161            59,618          116,541
                                        ------------      ------------     ------------
 Total liabilities                        39,870,746        40,415,029       47,529,688
                                        ------------      ------------     ------------
NET ASSETS                              $115,341,989      $125,978,450     $206,095,106
----------                              ============      ============     ============
SHARES OUTSTANDING (PAR VALUE
$0.001)                                   11,819,551        14,213,767       19,308,431
-----------------------------------     ============      ============     ============
NET ASSET VALUE PER SHARE               $       9.76      $       8.86     $      10.67
-------------------------               ============      ============     ============
COMPONENTS OF NET ASSETS AS OF JUNE
30, 2000 WERE AS FOLLOWS:
-----------------------------------
Paid-in capital                         $115,718,671      $137,443,270     $215,164,376
Undistributed investment income,
 net                                      13,733,654           146,385          375,953
Accumulated net realized loss on
 investments, financial futures and
 swap contracts and foreign
 currency-related transactions            (6,644,066)      (10,106,514)      (2,568,056)
Net unrealized depreciation on
 investments, financial futures and
 swap contracts and translation of
 other assets and liabilities
 denominated in foreign currency          (7,466,270)       (1,504,691)      (6,877,167)
                                        ------------      ------------     ------------
                                        $115,341,989      $125,978,450     $206,095,106
                                        ============      ============     ============

See Notes to Financial Statements.

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)                    GLOBAL & INTERNATIONAL PORTFOLIOS

                                          INTERNATIONAL  EMERGING MARKETS
                                            PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------
ASSETS
----------------------------------------
Investments in securities, at value
 (Cost - $122,608,637 and $74,500,992,
 respectively)                            $120,770,446     $ 79,291,096
Cash                                                71              500
Cash on deposit at broker                      265,584          270,210
Foreign cash (Cost - $781,145 and
 $268,821, respectively)                       787,761          383,534
Receivable for securities sold              19,935,960                -
Receivable for fund shares sold                  9,392                -
Interest receivable                          1,805,301        1,575,560
Net unrealized appreciation of forward
 foreign exchange contracts                  1,878,153          153,116
Other receivables                               23,689           13,435
                                          ------------     ------------
 Total assets                              145,476,357       81,687,451
                                          ------------     ------------
LIABILITIES
----------------------------------------
Payable for securities purchased            34,728,027                -
Variation margin payable                       670,416                -
Net unrealized depreciation of forward
 foreign exchange contracts                  1,502,687           31,326
Distribution payable                             6,296                -
Payable to Investment Adviser                    5,703            7,763
Accrued taxes                                        -          106,489
Accrued expenses and other liabilities           6,031           48,375
                                          ------------     ------------
 Total liabilities                          36,919,160          193,953
                                          ------------     ------------
NET ASSETS                                $108,557,197     $ 81,493,498
----------                                ============     ============
SHARES OUTSTANDING (PAR VALUE $0.001)       13,005,711       10,641,064
------------------------------------      ============     ============
NET ASSET VALUE PER SHARE                 $       8.35     $       7.66
-------------------------                 ============     ============
COMPONENTS OF NET ASSETS AS OF JUNE 30,
2000 WERE AS FOLLOWS:
----------------------------------------
Paid-in capital                           $118,274,753     $121,134,711
Distributions in excess of investment
 income, net                                (1,051,888)      (2,864,693)
Accumulated net realized loss on
 investments, financial futures and swap
 contracts and foreign currency-related
 transactions                               (7,275,766)     (41,803,149)
Net unrealized appreciation
 (depreciation) on investments,
 financial futures contracts and
 translation of other assets and
 liabilities denominated in foreign
 currency                                   (1,389,902)       5,026,629
                                          ------------     ------------
                                          $108,557,197     $ 81,493,498
                                          ============     ============

See Notes to Financial Statements.

FFTW FUNDS, INC.

  STATEMENTS OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)             U.S. PORTFOLIOS

                                     U.S. SHORT-TERM  LIMITED DURATION  MORTGAGE-BACKED
                                        PORTFOLIO        PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------
Interest                               $16,886,742       $2,941,699       $11,528,296
                                       -----------       ----------       -----------

EXPENSES
-----------------------------------
Investment advisory fees                   813,879          156,192           452,385
Administration fees                        149,596           23,312            79,782
Audit fees                                  50,529            7,719            26,302
Legal fees                                   7,705            1,177             4,011
Custodian fees                              99,481           22,111            75,923
Transfer agent fees                         15,714              482               989
Registration fees                            3,842            7,986             2,910
Directors' fees and expenses                31,120            4,754            16,199
Other fees and expenses                     38,203            8,621            24,363
                                       -----------       ----------       -----------
 Total operating expenses                1,210,069          232,354           682,864
Waiver of investment advisory fees        (488,690)         (98,517)         (304,292)
Waiver of administration fees              (34,809)               -                 -
                                       -----------       ----------       -----------
Less Allocations                          (523,499)         (98,517)         (304,292)
                                       -----------       ----------       -----------
 Operating expenses, net                   686,570          133,837           378,572
                                       -----------       ----------       -----------
 Investment income, net                 16,200,172        2,807,862        11,149,724
                                       -----------       ----------       -----------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS,
SHORT SALES AND FINANCIAL FUTURES
AND OPTIONS CONTRACTS
-----------------------------------
Net realized loss on investments          (346,623)        (355,284)       (3,629,618)
Net realized loss on short sales                 -                -          (219,124)
Net realized gain (loss) on
 financial futures and options
 contracts                                (362,625)         (38,784)          699,850
Net change in unrealized
 appreciation on investments               644,120          449,177         5,468,617
Net change in unrealized
 depreciation on short sales                     -                -          (111,030)
Net change in unrealized
 appreciation (depreciation) on
 financial futures and
 options contracts                         179,286          (34,504)         (519,414)
                                       -----------       ----------       -----------
Net realized and unrealized gain on
 investments, short sales and
 financial futures and options
 contracts                                 114,158           20,605         1,689,281
                                       -----------       ----------       -----------
Net Increase in Net Assets
 Resulting from Operations             $16,314,330       $2,828,467       $12,839,005
                                       ===========       ==========       ===========

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                      GLOBAL TACTICAL      WORLDWIDE     WORLDWIDE-HEGDED
                                     EXPOSURE PORTFOLIO    PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------
Interest                                $ 6,050,592       $ 2,815,277      $ 5,846,399
                                        -----------       -----------      -----------
EXPENSES
-----------------------------------
Investment advisory fees                    240,605           187,059          394,807
Administration fees                          32,017            23,126           51,365
Audit fees                                   10,607             7,562           16,721
Legal fees                                    1,618             1,153            2,550
Custodian fees                               65,552            45,838           76,502
Transfer agent fees                           1,432             3,180            3,994
Registration fees                             3,297             2,792            5,092
Directors' fees and expenses                  6,532             4,658           10,298
Other fees and expenses                      12,947             5,697           13,276
                                        -----------       -----------      -----------
 Total operating expenses                   374,607           281,065          574,605
Waiver of investment advisory fees         (190,952)           (1,120)        (130,414)
                                        -----------       -----------      -----------
 Operating expenses, net                    183,655           279,945          444,191
Interest Expense                          2,496,096                 -                -
                                        -----------       -----------      -----------
 Total expenses                           2,679,751           279,945          444,191
                                        -----------       -----------      -----------
Investment income, net                    3,370,841         2,535,332        5,402,208
                                        -----------       -----------      -----------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS,
FINANCIAL FUTURES AND SWAP
CONTRACTS AND
FOREIGN CURRENCY-RELATED
TRANSACTIONS
-----------------------------------
Net realized loss on investments         (4,552,803)       (1,610,505)      (4,240,112)
Net realized gain on financial
 futures and swap contracts              10,728,196           943,340        1,664,498
Net realized gain (loss) on foreign
 currency-related transactions           (8,904,473)       (2,798,492)       6,656,903
Net change in unrealized
 appreciation on investments                183,672         1,181,094        2,493,320
Net change in unrealized
 depreciation on financial futures
 and swap contracts                      (3,415,053)         (304,285)        (591,719)
Net change in unrealized
 appreciation (depreciation) on
 translation of other assets and
 liabilities denominated in foreign
 currency                                 1,958,072           386,793       (4,220,134)
                                        -----------       -----------      -----------
Net realized and unrealized gain
 (loss) on investments, financial
 futures and swap contracts and
 foreign currency-related
 transactions                            (4,002,389)       (2,202,055)       1,762,756
                                        -----------       -----------      -----------
Net Increase (Decrease) in Net
 Assets Resulting from Operations       $  (631,548)      $   333,277      $ 7,164,964
                                        ===========       ===========      ===========

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                          INTERNATIONAL  EMERGING MARKETS
                                            PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------

INVESTMENT INCOME
----------------------------------------
Interest (net of tax expense of $0 and
 $31,641, respectively)                    $ 2,898,445     $ 5,077,524
                                           -----------     -----------

EXPENSES
----------------------------------------
Investment advisory fees                       205,861         328,036
Administration fees                             26,934          23,708
Audit fees                                       8,849          17,962
Legal fees                                       1,349           1,214
Custodian fees                                  47,956          76,089
Transfer agent fees                              3,362           1,487
Registration fees                                1,578           1,739
Directors' fees and expenses                     5,450           5,904
Other fees and expenses                          7,067          19,148
                                           -----------     -----------
 Total operating expenses                      308,406         475,287
Waiver of investment advisory fees                (393)              -
                                           -----------     -----------
 Operating expenses, net                       308,013         475,287
                                           -----------     -----------
Investment income, net                       2,590,432       4,602,237
                                           -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS,
FINANCIAL FUTURES AND SWAP CONTRACTS AND
FOREIGN CURRENCY-RELATED TRANSACTIONS
----------------------------------------
Net realized loss on investments            (1,302,004)     (5,405,350)
Net realized gain (loss) on financial
 futures and swap contracts                    286,289        (653,875)
Net realized loss on foreign
 currency-related transactions              (4,933,143)     (1,039,870)
Net change in unrealized appreciation on
 investments                                   761,466       5,809,578
Net change in unrealized appreciation on
 financial futures contracts                    90,276         684,816
Net change in unrealized appreciation
 (depreciation) on translation of other
 assets and liabilities denominated in
 foreign currency                              928,586        (223,062)
                                           -----------     -----------
Net realized and unrealized loss on
 investments, financial futures and swap
 contracts and foreign currency-related
 transactions                               (4,168,530)       (827,763)
                                           -----------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                 $(1,578,098)    $ 3,774,474
                                           ===========     ===========

See Notes to Financial Statements.

FFTW FUNDS, INC.

  STATEMENTS OF CHANGES IN NET ASSETS
                                                                 U.S. PORTFOLIOS

                                 U.S. SHORT-TERM PORTFOLIO     LIMITED DURATION PORTFOLIO
                                ----------------------------  ----------------------------
                                 SIX MONTHS                    SIX MONTHS
                                    ENDED                         ENDED
                                JUNE 30, 2000   YEAR ENDED    JUNE 30, 2000   YEAR ENDED
                                 (UNAUDITED)   DEC. 31, 1999   (UNAUDITED)   DEC. 31, 1999
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
------------------------------
Investment income, net          $ 16,200,172   $  33,728,992  $  2,807,862   $  4,970,725
Net realized loss on
 investments and financial
 futures contracts                  (709,248)     (6,973,700)     (394,068)    (1,473,969)
Net change in unrealized
 appreciation (depreciation)
 on investments and financial
 futures contracts                   823,406        (218,178)      414,673       (933,568)
                                -------------  -------------  ------------   ------------
Net increase in net assets
 resulting from operations        16,314,330      26,537,114     2,828,467      2,563,188
                                -------------  -------------  ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------
From investment income, net       16,200,208      33,728,992     2,807,862      4,970,725
                                -------------  -------------  ------------   ------------
Total Distributions               16,200,208      33,728,992     2,807,862      4,970,725
                                -------------  -------------  ------------   ------------
CAPITAL SHARE TRANSACTIONS,
NET                             (247,868,256)   (182,727,188)   (3,548,341)    12,991,549
------------------------------  -------------  -------------  ------------   ------------
Total increase (decrease) in
 net assets                     (247,754,134)   (189,919,066)   (3,527,736)    10,584,012

NET ASSETS
------------------------------
Beginning of Period              650,446,940     840,366,006   100,104,997     89,520,985
                                -------------  -------------  ------------   ------------
End of Period                   $402,692,806   $ 650,446,940  $ 96,577,261   $100,104,997
                                =============  =============  ============   ============
UNDISTRIBUTED INVESTMENT
INCOME, NET                     $    279,097   $     279,133  $          -   $          -
------------------------------

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                                                 U.S. PORTFOLIOS

                                           MORTGAGE-BACKED PORTFOLIO
                                          ----------------------------
                                           SIX MONTHS
                                              ENDED
                                          JUNE 30, 2000   YEAR ENDED
                                           (UNAUDITED)   DEC. 31, 1999
----------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
----------------------------------------
Investment income, net                    $ 11,149,724   $  36,992,426
Net realized loss on investments, short
 sales and financial futures and options
 contracts                                  (3,148,892)    (21,132,605)
Net change in unrealized appreciation
 (depreciation) on investments, short
 sales and financial futures and options
 contracts                                   4,838,173      (5,202,823)
                                          ------------   -------------
Net increase in net assets resulting
 from operations                            12,839,005      10,656,998
                                          ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------
From investment income, net                 12,977,503      39,460,236
From net realized gain on investments,
 short sales and financial futures and
 options contracts                                   -       1,307,032
                                          ------------   -------------
Total Distributions                         12,977,503      40,767,268
                                          ------------   -------------
CAPITAL SHARE TRANSACTIONS, NET             15,387,785    (486,991,142)
------------------------------            ------------   -------------
Total increase (decrease) in net assets     15,249,287    (517,101,412)

NET ASSETS
----------------------------------------
Beginning of Period                        298,265,198     815,366,610
                                          ------------   -------------
End of Period                             $313,514,485   $ 298,265,198
                                          ============   =============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS
OF) INVESTMENT INCOME, NET                $   (224,949)  $   1,602,830
----------------------------------------

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                  GLOBAL TACTICAL EXPOSURE
                                          PORTFOLIO                WORLDWIDE PORTFOLIO
                                -----------------------------  ----------------------------
                                 SIX MONTHS                     SIX MONTHS
                                    ENDED                          ENDED
                                JUNE 30, 2000    YEAR ENDED    JUNE 30, 2000   YEAR ENDED
                                 (UNAUDITED)   DEC. 31, 1999    (UNAUDITED)   DEC. 31, 1999
-------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
------------------------------
Investment income, net          $  3,370,841   $   17,371,897  $  2,535,332    $ 3,033,333
Net realized loss on
 investments, financial
 futures and swap contracts
 and foreign currency-related
 transactions                     (2,729,080)      13,269,015    (3,465,657)    (2,206,357)
Net change in unrealized
 appreciation (depreciation)
 on investments, financial
 futures and swap contracts
 and on translation of assets
 and liabilities denominated
 in foreign currency              (1,273,309)     (19,353,811)    1,263,602     (4,461,628)
                                ------------   --------------  ------------    -----------
Net increase (decrease) in net
 assets resulting from
 operations                         (631,548)      11,287,101       333,277     (3,634,652)
                                ------------   --------------  ------------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------
From investment income, net        3,370,841       17,233,430     2,535,332      4,356,934
                                ------------   --------------  ------------    -----------
Total Distributions                3,370,841       17,233,430     2,535,332      4,356,934
                                ------------   --------------  ------------    -----------
CAPITAL SHARE TRANSACTIONS,
NET                              (12,399,492)    (286,275,510)   59,599,419      6,919,918
------------------------------  ------------   --------------  ------------    -----------
Total increase (decrease) in
 net assets                      (16,401,881)    (292,221,839)   57,397,364     (1,071,668)

NET ASSETS
------------------------------
Beginning of Period              131,743,870      423,965,709    68,581,086     69,652,754
                                ------------   --------------  ------------    -----------
End of Period                   $115,341,989   $  131,743,870  $125,978,450    $68,581,086
                                ============   ==============  ============    ===========
UNDISTRIBUTED INVESTMENT
INCOME, NET                     $ 13,733,654   $   13,733,654  $    146,385    $   146,385
------------------------------

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                 WORLDWIDE-HEDGED PORTFOLIO     INTERNATIONAL PORTFOLIO
                                ----------------------------  ----------------------------
                                 SIX MONTHS                    SIX MONTHS
                                    ENDED                         ENDED
                                JUNE 30, 2000   YEAR ENDED    JUNE 30, 2000   YEAR ENDED
                                 (UNAUDITED)   DEC. 31, 1999   (UNAUDITED)   DEC. 31, 1999
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
------------------------------
Investment income, net          $  5,402,208   $  8,716,264   $  2,590,432   $  3,828,509
Net realized (gain) loss on
 investments, financial
 futures contracts and foreign
 currency-related transactions     4,081,289     (3,581,013)    (5,948,858)    (4,810,658)
Net change in unrealized
 appreciation (depreciation)
 on investments, financial
 futures contracts and on
 translation of assets and
 liabilities denominated in
 foreign currency                 (2,318,533)    (5,499,117)     1,780,328     (4,455,567)
                                ------------   ------------   ------------   ------------
Net increase (decrease) in net
 assets resulting from
 operations                        7,164,964       (363,866)    (1,578,098)    (5,437,716)
                                ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------
From investment income, net        5,403,923      9,960,603      2,590,432      3,828,509
From net realized gain on
 investments, financial
 futures contracts and foreign
 currency-related transactions             -         53,774              -              -
                                ------------   ------------   ------------   ------------
Total Distributions                5,403,923     10,014,377      2,590,432      3,828,509
                                ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS,
NET                               22,798,934     17,108,839      9,161,879     31,125,201
------------------------------  ------------   ------------   ------------   ------------
Total increase in net assets      24,559,975      6,730,596      4,993,349     21,858,976

NET ASSETS
------------------------------
Beginning of Period              181,535,131    174,804,535    103,563,848     81,704,872
                                ------------   ------------   ------------   ------------
End of Period                   $206,095,106   $181,535,131   $108,557,197   $103,563,848
                                ============   ============   ============   ============
UNDISTRIBUTED (DISTRIBUTIONS
IN EXCESS OF) INVESTMENT
INCOME, NET                     $    375,953   $    377,668   $ (1,051,888)  $ (1,051,888)
----------------------

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                              EMERGING MARKETS PORTFOLIO
                                          ----------------------------------
                                              SIX MONTHS
                                          ENDED JUNE 30, 2000   YEAR ENDED
                                              (UNAUDITED)      DEC. 31, 1999
----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
----------------------------------------
Investment income, net                       $  4,602,237      $ 19,107,924
Net realized loss on investments,
 financial futures and swap contracts
 and foreign currency-related
 transactions                                  (7,099,095)      (17,573,691)
Net change in unrealized appreciation on
 investments, financial futures
 contracts and on translation of assets
 and liabilities denominated in foreign
 currency                                       6,271,332        15,393,253
                                             ------------      ------------
Net increase in net assets resulting
 from operations                                3,774,474        16,927,486
                                             ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------
From investment income, net                     4,602,237        19,648,340
                                             ------------      ------------
Total Distributions                             4,602,237        19,648,340
                                             ------------      ------------
CAPITAL SHARE TRANSACTIONS, NET               (46,097,763)      (33,568,837)
------------------------------               ------------      ------------
Total decrease in net assets                  (46,925,526)      (36,289,691)

NET ASSETS
----------------------------------------
Beginning of Period                           128,419,024       164,708,715
                                             ------------      ------------
End of Period                                $ 81,493,498      $128,419,024
                                             ============      ============
DISTRIBUTIONS IN EXCESS OF INVESTMENT
INCOME, NET                                  $ (2,864,693)     $ (2,864,693)
----------------------------------------

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FINANCIAL HIGHLIGHTS
                                                       U.S. SHORT-TERM PORTFOLIO

                              FOR THE
                            SIX MONTHS                       FOR THE YEAR ENDED,
                               ENDED      ----------------------------------------------------------
FOR A SHARE OUTSTANDING    JUNE 30, 2000   DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:      (UNAUDITED)      1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------

PER SHARE DATA
-------------------------
Net asset value,
  beginning of period        $   9.65      $   9.76    $   9.77    $   9.85    $   9.88    $   9.89

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net           0.29 *        0.51 *      0.54        0.57        0.55        0.56
Net realized and
  unrealized loss on
  investments, and
  financial futures
  contracts and foreign
  currency related
  transactions                      -         (0.11)      (0.01)      (0.08)      (0.03)      (0.01)
                             --------      --------    --------    --------    --------    --------
Total from investment
  operations                     0.29          0.40        0.53        0.49        0.52        0.55
                             --------      --------    --------    --------    --------    --------

LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                            0.29          0.51        0.54        0.57        0.55        0.56
In excess of investment
  income, net                       -             -           -           -           -        0.00 **
                             --------      --------    --------    --------    --------    --------
Total distributions              0.29          0.51        0.54        0.57        0.55        0.56
                             --------      --------    --------    --------    --------    --------
Net asset value, end of
  period                     $   9.65      $   9.65    $   9.76    $   9.77    $   9.85    $   9.88
                             ========      ========    ========    ========    ========    ========
TOTAL RETURN                    3.04%         4.26%       5.59%       5.09%       5.45%       5.71%
-------------------------

RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                    $402,693      $650,447    $840,366    $486,906    $355,257    $457,425
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense (a)          0.25%(b)      0.25%       0.25%       0.25%       0.27%       0.40%
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense (a)          0.25%(b)      0.25%       0.25%       0.26%       0.40%       0.51%
Ratio of investment
  income, net to average
  net assets (a)                5.97%(b)      5.29%       5.48%       5.78%       5.62%       5.64%
Decrease in above expense
  ratios due to waiver of
  investment advisory and
  administration fees           0.19%(b)      0.18%       0.17%       0.18%       0.05%       0.07%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
*    Calculation done based on average shares outstanding.
**   Rounds to less than $0.01.

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                                      LIMITED DURATION PORTFOLIO

                            FOR THE SIX                    FOR THE YEAR ENDED
                            MONTHS ENDED   --------------------------------------------------
FOR A SHARE OUTSTANDING    JUNE 30, 2000    DEC. 31,   DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,
THROUGHOUT THE PERIOD:      (UNAUDITED)       1999       1998      1997      1996      1995
---------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------
Net asset value,
  beginning of period          $  9.66      $   9.93   $  9.93   $  9.93   $ 10.00   $  9.55
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net            0.30          0.55 *    0.55      0.62      0.55      0.60
Net realized and
  unrealized gain (loss)
  on investments, and
  financial futures
  contracts and foreign
  currency related
  transactions                    0.01         (0.27)     0.11      0.08     (0.04)     0.45
                               -------      --------   -------   -------   -------   -------
Total from investment
  operations                      0.31          0.28      0.66      0.70      0.51      1.05
                               -------      --------   -------   -------   -------   -------
LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                             0.30          0.55      0.55      0.62      0.55      0.60
In excess of investment
  income, net                        -             -      0.00 **       -     0.00 **       -
From net realized gain on
  investments, and
  financial futures
  contracts and foreign
  currency related
  transactions                       -             -      0.11      0.08      0.03         -
                               -------      --------   -------   -------   -------   -------
Total distributions               0.30          0.55      0.66      0.70      0.58      0.60
                               -------      --------   -------   -------   -------   -------
Net asset value, end of
  period                       $  9.67      $   9.66   $  9.93   $  9.93   $  9.93   $ 10.00
                               =======      ========   =======   =======   =======   =======
TOTAL RETURN                     3.28%         2.88%     6.79%     7.21%     5.29%    11.26%
-------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                      $96,577      $100,105   $89,521   $40,029   $42,100   $ 5,080
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense (a)           0.30% (b)     0.30%     0.30%     0.30%     0.31%     0.50%
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense (a)           0.30% (b)     0.30%     0.30%     0.60%     0.49%     1.41%
Ratio of investment
  income, net to average
  net assets (a)                 6.29% (b)     5.60%     5.48%     6.10%     5.79%     6.09%
Decrease in above expense
  ratios due to waiver of
  investment advisory
  fees and reimbursement
  of other expenses              0.22% (b)     0.24%     0.22%     0.31%     0.15%     0.53%
Portfolio Turnover                239%          823%    1,059%    1,292%    1,387%    1,075%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
*    Calculation done based on average shares outstanding.
**   Rounds to less than $0.01.

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                                       MORTGAGE-BACKED PORTFOLIO

                            FOR THE SIX          FOR THE YEAR ENDED,
                            MONTHS ENDED   -------------------------------      PERIOD FROM
FOR A SHARE OUTSTANDING    JUNE 30, 2000   DEC. 31,   DEC. 31,   DEC. 31,   APRIL 20, 1996* TO
THROUGHOUT THE PERIOD:      (UNAUDITED)      1999       1998       1997      DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------
Net asset value,
  beginning of period         $   9.64     $  10.18   $  10.30   $  10.16         $  10.00
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net            0.35 **      0.61 **     0.68      0.68             0.41
Net realized and
  unrealized gain (loss)
  on investments, short
  sales, financial
  futures and options
  contracts                       0.06        (0.49)      0.07       0.32             0.23
                              --------     --------   --------   --------         --------
Total from investment
  operations                      0.41         0.12       0.75       1.00             0.64
                              --------     --------   --------   --------         --------
LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                             0.42         0.64       0.65       0.63             0.41
In excess of investment
  income, net                        -            -          -       0.05             0.06
From net realized gain on
  investments, short
  sales, financial
  futures and options
  contracts                          -         0.02       0.22       0.18             0.01
                              --------     --------   --------   --------         --------
Total distributions               0.42         0.66       0.87       0.86             0.48
                              --------     --------   --------   --------         --------
Net asset value, end of
  period                      $   9.63     $   9.64   $  10.18   $  10.30         $  10.16
                              ========     ========   ========   ========         ========
TOTAL RETURN                     4.32%        1.21%      7.42%     10.19%            6.54% (c)
-------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                     $313,514     $298,265   $815,367   $655,271         $220,990
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense (a)           0.25% (b)    0.24%      0.23%      0.38%            0.45% (b)
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense (a)           0.25% (b)    0.24%      0.37%      0.47%            0.88% (b)
Ratio of investment
  income, net to average
  net assets (a)                 7.39% (b)    6.10%      6.33%      6.07%            7.61% (b)
Decrease in above expense
  ratios due to waiver of
  investment advisory
  fees and reimbursement
  of other expenses              0.20% (b)    0.20%      0.20%      0.07%            0.10% (b)
Portfolio Turnover                520%         745%       843%     3,396%             590%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
*    Commencement of Operations.
**   Calculation done using average shares outstanding.

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                              GLOBAL TACTICAL EXPOSURE PORTFOLIO

                              FOR THE
                            SIX MONTHS                 FOR THE YEAR ENDED,
                               ENDED      ----------------------------------------------        PERIOD FROM
FOR A SHARE OUTSTANDING    JUNE 30, 2000   DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,     SEPTEMBER 14, 1995*
THROUGHOUT THE PERIOD:      (UNAUDITED)      1999        1998        1997        1996        TO DEC. 31, 1995
-----------------------------------------------------------------------------------------------------------------

PER SHARE DATA
-------------------------
Net asset value,
  beginning of period        $  10.08      $  10.25    $  10.05    $   9.80    $  10.19           $ 10.00

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net           0.28 **       0.46 **      0.52 **      0.41      0.47              0.19
Net realized and
  unrealized gain (loss)
  on investments, swap
  contracts, financial
  futures and foreign
  currency related
  transactions                  (0.32)        (0.17)       0.28        0.43       (0.15)             0.19
                             --------      --------    --------    --------    --------           -------
Total from investment
  operations                    (0.04)         0.29        0.80        0.84        0.32              0.38
                             --------      --------    --------    --------    --------           -------

LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                            0.28          0.46        0.53        0.36        0.47              0.19
In excess of investment
  income, net                       -             -        0.00(c)      0.17          -              0.00(c)
From net realized gain on
  investments, and
  foreign currency
  related transactions              -             -           -        0.06        0.05                 -
In excess of net realized
  gain on investments,
  and foreign currency
  related transactions              -             -        0.07           -        0.09                 -
From capital stock in
  excess of par value               -             -           -           -        0.10                 -
                             --------      --------    --------    --------    --------           -------
Total distributions              0.28          0.46        0.60        0.59        0.71              0.19
                             --------      --------    --------    --------    --------           -------
Net asset value, end of
  period                     $   9.76      $  10.08    $  10.25    $  10.05    $   9.80           $ 10.19
                             ========      ========    ========    ========    ========           =======
TOTAL RETURN                   (0.43%)        2.90%       8.20%       8.77%       3.18%             3.80%(b)
-------------------------

RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                    $115,342      $131,744    $423,966    $283,805    $126,645           $34,005
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense (a)          0.30%(b)      0.28%       0.27%       0.42%       0.60%             0.60%(b)
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense (a)          4.15%(b)      4.89%       5.54%       0.42%       0.60%             0.60%(b)
Ratio of investment
  income, net to average
  net assets (a)                5.60%(b)      4.51%       5.14%       3.67%       4.65%             6.12%(b)
Decrease in above expense
  ratios due to waiver of
  investment advisory
  fees and reimbursement
  of other expenses             0.32%(b)      0.30%       0.30%       0.16%       0.06%             0.17%(b)
Portfolio Turnover               404%          413%        766%        712%        784%              764%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Rounds to less than $0.01.
*    The portfolio recommenced operations on September 14, 1995.
**   Calculation done based on average shares outstanding.

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                                             WORLDWIDE PORTFOLIO

                              FOR THE
                            SIX MONTHS                  FOR THE YEAR ENDED,
                               ENDED      ------------------------------------------------
FOR A SHARE OUTSTANDING    JUNE 30, 2000  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,
THROUGHOUT THE PERIOD:      (UNAUDITED)     1999      1998      1997      1996      1995
------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------
Net asset value,
  beginning of period        $   9.12     $ 10.28   $  9.42   $  9.64   $  9.83   $  9.27
                             --------     -------   -------   -------   -------   -------
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net           0.24 *      0.43 *    0.46      0.49      0.53      0.58
Net realized and
  unrealized gain (loss)
  on investments, and
  financial futures
  contracts and foreign
  currency related
  transactions                  (0.26)      (0.98)     0.96     (0.22)     0.01      0.56
                             --------     -------   -------   -------   -------   -------
Total from investment
  operations                    (0.02)      (0.55)     1.42      0.27      0.54      1.14
                             --------     -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                            0.24        0.61      0.46      0.19      0.53      0.30
In excess of investment
  income, net                       -           -         -      0.11         -         -
From net realized gain on
  investments, and
  financial futures
  contracts and foreign
  currency related
  transactions                      -           -      0.10         -      0.09         -
From capital stock in
  excess of par value               -           -         -      0.19      0.11      0.28
                             --------     -------   -------   -------   -------   -------
Total distributions              0.24        0.61      0.56      0.49      0.73      0.58
                             --------     -------   -------   -------   -------   -------
Net asset value, end of
  period                     $   8.86     $  9.12   $ 10.28   $  9.42   $  9.64   $  9.83
                             ========     =======   =======   =======   =======   =======
TOTAL RETURN                   (0.20%)     (5.38%)   15.58%     2.93%     5.77%    12.60%
-------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                    $125,978     $68,581   $69,653   $82,236   $74,939   $86,186
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense (a)          0.60%(b)    0.60%     0.60%     0.60%     0.60%     0.60%
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense (a)          0.60%(b)    0.60%     0.60%     0.60%     0.60%     0.60%
Ratio of investment
  income, net to average
  net assets (a)                5.42%(b)    4.51%     4.76%     5.21%     5.52%     6.13%
Decrease in above expense
  ratios due to waiver of
  investment advisory
  fees and reimbursement
  of other expenses             0.00% **(b   0.03%    0.01%     0.02%     0.05%     0.30%
Portfolio Turnover               330%        390%      668%      713%    1,126%    1,401%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
*    Calculation done based on average shares outstanding.
**   Rounds to less than 0.01%.

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                                      WORLDWIDE-HEDGED PORTFOLIO

                              FOR THE
                            SIX MONTHS                    FOR THE YEAR ENDED,
                               ENDED      ----------------------------------------------------
FOR A SHARE OUTSTANDING    JUNE 30, 2000   DEC. 31,    DEC. 31,   DEC. 31,  DEC. 31,  DEC. 31,
THROUGHOUT THE PERIOD:      (UNAUDITED)      1999        1998       1997      1996      1995
----------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------
Net asset value,
  beginning of period        $  10.58      $  11.19    $  11.23   $ 10.91   $ 10.85   $ 10.41
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net           0.29 *        0.51 *      0.59      0.53      0.62      0.45
Net realized and
  unrealized gain (loss)
  on investments, and
  financial futures
  contracts and foreign
  currency related
  transactions                   0.09         (0.53)       0.68      0.80      0.43      0.66
                             --------      --------    --------   -------   -------   -------
Total from investment
  operations                     0.38         (0.02)       1.27      1.33      1.05      1.11
                             --------      --------    --------   -------   -------   -------
LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                            0.29          0.59        0.70      0.59      0.62      0.67
In excess of investment
  income, net                       -             -           -         -      0.37         -
In excess of net realized
  gain on investments,
  and financial futures
  contracts and foreign
  currency related
  transactions                      -          0.00 **      0.61     0.42         -         -
                             --------      --------    --------   -------   -------   -------
Total distributions              0.29          0.59        1.31      1.01      0.99      0.67
                             --------      --------    --------   -------   -------   -------
Net asset value, end of
  period                     $  10.67      $  10.58    $  11.19   $ 11.23   $ 10.91   $ 10.85
                             ========      ========    ========   =======   =======   =======
TOTAL RETURN                    3.62%        (0.19%)     11.53%    12.60%    10.03%    11.00%
-------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                    $206,095      $181,535    $174,805   $80,390   $30,024   $28,255
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense (a)          0.45%(b)      0.45%       0.45%     0.45%     0.45%     0.45%
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense (a)          0.45%(b)      0.45%       0.45%     0.45%     0.45%     0.45%
Ratio of investment
  income, net to average
  net assets (a)                5.47%(b)      4.70%       4.85%     5.29%     5.71%     5.84%
Decrease in above expense
  ratios due to waiver of
  investment advisory
  fees and reimbursement
  of other expenses             0.13%(b)      0.14%       0.13%     0.20%     0.24%     0.54%
Portfolio Turnover               330%          404%        745%      704%    1,087%      500%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
*    Calculation done based on average shares outstanding.
**   Rounds to less than $0.01.

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                                         INTERNATIONAL PORTFOLIO

                              FOR THE
                            SIX MONTHS         FOR THE YEAR ENDED,
                               ENDED      ------------------------------     PERIOD FROM
FOR A SHARE OUTSTANDING    JUNE 30, 2000   DEC. 31,   DEC. 31,  DEC. 31,   MAY 9, 1996* TO
THROUGHOUT THE PERIOD:      (UNAUDITED)      1999       1998      1997    DECEMBER 31, 1996
-------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------
Net asset value,
  beginning of period        $   8.70      $   9.68   $  9.50   $ 10.20        $ 10.00
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net           0.21 **       0.37 **    0.48     0.50           0.38
Net realized and
  unrealized gain (loss)
  on investments, and
  financial futures
  contracts and foreign
  currency related
  transactions                  (0.35)        (0.98)     1.21     (0.56)          0.28
                             --------      --------   -------   -------        -------
Total from investment
  operations                    (0.14)        (0.61)     1.69     (0.06)          0.66
                             --------      --------   -------   -------        -------
LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                            0.21          0.37      0.45      0.14           0.38
In excess of investment
  income, net                       -             -      0.40         -              -
From net realized gain on
  investments, and
  financial futures
  contracts and foreign
  currency related
  transactions                      -             -      0.66      0.14           0.08
From capital stock in
  excess of par value               -             -         -      0.36              -
                             --------      --------   -------   -------        -------
Total distributions              0.21          0.37      1.51      0.64           0.46
                             --------      --------   -------   -------        -------
Net asset value, end of
  period                     $   8.35      $   8.70   $  9.68   $  9.50        $ 10.20
                             ========      ========   =======   =======        =======
TOTAL RETURN                   (1.58%)       (6.34%)   18.35%    (0.43%)         6.66%(c)
-------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                    $108,557      $103,564   $81,705   $67,653        $35,746
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense (a)          0.60%(b)      0.60%     0.60%     0.60%          0.60%(b)
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense (a)          0.60%(b)      0.60%     0.60%     0.60%          0.60%(b)
Ratio of investment
  income, net to average
  net assets (a)                5.03%(b)      4.13%     4.56%     5.19%          5.73%(b)
Decrease in above expense
  ratios due to waiver of
  investment advisory
  fees                          0.00% #(b     0.00% #   0.03%     0.10%          0.32%(b)
Portfolio Turnover               405%          569%    1,049%      809%           539%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not Annualized.
*    Commencement of Operations.
**   Calculation done based on average shares outstanding.
#    Rounds to less than 0.01%.

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                                      EMERGING MARKETS PORTFOLIO

                                   FOR THE
                                 SIX MONTHS
                                    ENDED      YEAR ENDED  YEAR ENDED        PERIOD FROM
FOR A SHARE OUTSTANDING         JUNE 30, 2000   DEC. 31,    DEC. 31,     AUGUST 12, 1997* TO
THROUGHOUT THE PERIOD:           (UNAUDITED)      1999        1998        DECEMBER 31, 1997
----------------------------------------------------------------------------------------------

PER SHARE DATA
------------------------------
Net asset value, beginning of
  period                           $  7.68      $   7.72    $   9.59          $  10.00

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
------------------------------
Investment income, net                0.40 **       0.78 **      0.88             0.29
Net realized and unrealized
  gain (loss) on investments,
  financial futures and swap
  contracts and foreign
  currency related
  transactions                       (0.02)         0.05       (1.86)            (0.41)
                                   -------      --------    --------          --------
Total from investment
  operations                          0.38          0.83       (0.98)            (0.12)
                                   -------      --------    --------          --------

LESS DISTRIBUTIONS
------------------------------
From investment income, net           0.40          0.87        0.76              0.29
From capital stock in excess
  of par value                           -             -        0.13                 -
                                   -------      --------    --------          --------
Total distributions                   0.40          0.87        0.89              0.29
                                   -------      --------    --------          --------
Net asset value, end of period     $  7.66      $   7.68    $   7.72          $   9.59
                                   =======      ========    ========          ========
TOTAL RETURN                         4.67%        11.73%     (10.50%)           (1.20%) (b)

RATIOS/SUPPLEMENTAL DATA
------------------------------
Net assets, end of period
  (000's)                          $81,493      $128,419    $164,709          $111,043
Ratio of operating expenses to
  average net assets,
  exclusive of interest
  expense                            1.09%(a)      1.01%       1.00%             1.03%(a)
Ratio of operating expenses to
  average net assets,
  inclusive of interest
  expense                            1.09%(a)      1.07%       1.15%             1.03%(a)
Ratio of investment income,
  net to average net assets         10.52%(a)     10.44%      10.52%             7.87%(a)
Portfolio Turnover                     99%          137%        157%               16%

--------------------------------------------------------------------------------

(a)  Annualized.
(b)  Not annualized.
*    Commencement of Operations.
**   Calculations done based on average shares outstanding.

See Notes to Financial Statements.

FFTW Funds, Inc.

  Notes to Financial Statements
  JUNE 30, 2000 (UNAUDITED)

1.  ORGANIZATION

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has twenty-one Portfolios, eight of which were active as of June 30, 2000. The eight active Portfolios are: U.S. Short-Term Portfolio ("U.S. Short-Term"); Limited Duration Portfolio ("Limited Duration"); Mortgage-Backed Portfolio ("Mortgage"); Global Tactical Exposure Portfolio ("Global Tactical Exposure"); Worldwide Portfolio ("Worldwide"); Worldwide-Hedged Portfolio ("Worldwide-Hedged"); International Portfolio ("International"); and Emerging Markets Portfolio ("Emerging Markets"). The Fund is managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser").

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NET ASSET VALUE

The net asset value per share ("NAV") of each Portfolio is determined by adding the value of all of the assets of the Portfolio, subtracting all of the Portfolio's liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The NAV is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on each Business Day (as that term is defined in the Fund's registration statement) for each Portfolio, other than Mortgage, Global Tactical Exposure and Emerging Markets. The NAV of Mortgage, Global Tactical Exposure and Emerging Markets is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on the last Business Day of each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

SECURITIES

All securities transactions are recorded on a trade date basis. Interest income and expense are recorded on the accrual basis. The Fund amortizes discount or premium using the interest method on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

VALUATION

Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

EXPENSES

Expenses directly attributed to each Portfolio in the Fund are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them based on their relative net asset values.

INCOME TAX

There is no provision for Federal income or excise tax since each Portfolio distributes all of its taxable income and qualifies or intends to qualify as a regulated investment company ("RIC") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs.

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
DIVIDENDS TO SHAREHOLDERS

It is the policy of the Portfolios, other than Mortgage, Global Tactical Exposure and Emerging Markets, to declare dividends daily from net investment income. Mortgage, Global Tactical Exposure and Emerging Markets declare dividends monthly from net investment income on the last Business Day of each month. Prior to June 1, 2000, it was also the policy of Global Tactical Exposure and Emerging Markets to declare dividends daily from net investment income. Dividends are paid in cash or reinvested monthly for all Portfolios. Distributions from net capital gains of each Portfolio, if any, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain may not be distributed.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with U.S. Federal income tax regulations and may differ from net investment income and realized gains recorded by a Portfolio for financial reporting purposes. Differences result primarily from the treatment of foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that those differences which are permanent in nature result in overdistributions to shareholders, amounts are reclassified within the capital accounts based on their U.S. Federal tax basis treatment. Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital stock in excess of par.

CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses on foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized appreciation or depreciation on other assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rates.

ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  INVESTMENT ADVISORY AGREEMENTS AND AFFILIATED TRANSACTIONS

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The investment advisory fees to be paid to the Investment Adviser are computed daily at annual rates

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

3. INVESTMENT ADVISORY AGREEMENTS AND AFFILIATED TRANSACTIONS (CONTINUED) set forth below. The fees are payable quarterly for U.S. Short-Term and Worldwide, and monthly for Limited Duration, Mortgage, Global Tactical Exposure, Worldwide-Hedged, International, and Emerging Markets.

From time to time, the Investment Adviser has agreed to waive its investment advisory fee and reimburse the Portfolios for any expenses (exclusive of interest, taxes, brokerage commissions and other extraordinary expenses) in excess of certain specified amounts. The table below summarizes the current investment advisory fee arrangement (reflecting certain waivers), the investment advisory fee per the Agreements and the current expense cap as percentages of average daily net assets. All waiver and expense cap agreements are in effect until further notice.

-----------------------------------------------------------------------------
                                      INVESTMENT         CURRENT      CURRENT
                                       ADVISORY         INVESTMENT    EXPENSE
             PORTFOLIO               FEE PER AGREEMENT  ADVISORY FEE   CAP
-----------------------------------------------------------------------------
U.S. Short-Term                               0.30%          0.15%     0.25%
Limited Duration                              0.35%          0.15%     0.30%
Mortgage                                      0.30%          0.10%     0.25%
Global Tactical Exposure                      0.40%          0.10%     0.30%
Worldwide                                     0.40%          0.40%     0.60%
Worldwide-Hedged                              0.40%          0.26%     0.45%
International                                 0.40%          0.40%     0.60%
Emerging Markets                              0.75%          0.75%     1.50%

Directors who are not employees of the Investment Advisor receive an annual retainer of $35,000 payable quarterly. On November 22, 1999, the directors established the position of lead independent director. The lead independent director will act as spokesperson for the remaining independent directors. The lead independent director shall receive additional compensation of $8,750 on an annual basis, which shall be payable quarterly. Directors' fees of $74,375 were allocated among the Portfolios and paid for the six months ended June 30, 2000.

On May 29, 1998, Investors Capital Services, Inc. became a wholly-owned subsidiary of Investors Bank & Trust Company (IBT), which is a wholly-owned subsidiary of Investors Financial Services Co., Inc. IBT serves as the Funds' custodian and accounting agent. Fees paid for services rendered by IBT are based upon assets of the Portfolios and on transactions entered into by the Portfolios during the year. Fees paid to IBT by the Portfolios are reflected as accounting and custody fees in the statement of operations.

As of June 30, 2000, the Investment Adviser had discretionary investment advisory agreements with shareholders of the Fund that represent 63.87% of the Fund's total net assets and therefore, the investment adviser may be deemed a control person.

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

4.  INVESTMENT TRANSACTIONS

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments at June 30, 2000, for each of the Portfolios were as follows:

-------------------------------------------------------------------------------------
                                UNREALIZED    UNREALIZED                     TAX
          PORTFOLIO             APPRECIATION  DEPRECIATION      NET          COST
-------------------------------------------------------------------------------------
U.S. Short-Term                  $  286,715    $1,251,820   $  (965,105) $401,867,624
Limited Duration                    161,160       625,903      (464,743)   99,649,826
Mortgage                          6,873,600     8,987,377    (2,113,777)  505,422,834
Global Tactical Exposure          1,105,818     5,799,755    (4,693,937)  124,351,480
Worldwide                           521,483     2,232,894    (1,711,411)  128,672,022
Worldwide-Hedged                  1,500,661     4,663,011    (3,162,350)  213,558,983
International                     1,148,733     2,986,924    (1,838,191)  122,608,637
Emerging Markets                    404,134     5,194,238    (4,790,104)   74,500,992

Purchase costs and proceeds from sales of investment securities (including U.S. Government securities), other than short-term investments, for the six months ended, June 30, 2000 for each of the Portfolios were as follows:

--------------------------------------------------------------------------------------------------
                                                     PURCHASE COST OF       PROCEEDS FROM SALES OF
                         PORTFOLIO                   INVESTMENT SECURITIES  INVESTMENT SECURITIES
--------------------------------------------------------------------------------------------------
U.S. Short-Term                                         $  463,418,643          $  436,102,791
Limited Duration                                           212,610,009             228,541,188
Mortgage                                                 1,846,417,490           1,870,337,473
Mortgage-Backed (short sale transactions*)                 607,816,185             628,231,623
Global Tactical Exposure                                   461,995,061             462,549,173
Worldwide                                                  311,451,588             242,218,938
Worldwide-Hedged                                           607,360,551             543,591,937
International                                              356,665,304             303,946,616
Emerging Markets                                            65,701,138              98,337,342

*    Securities sold but not yet purchased.

Mortgage is engaged in short-selling which obligates Mortgage to borrow the security then replace the security borrowed by purchasing the security at current market value. Mortgage would incur a loss if the price of the security increases between the date of the short sale and the date on which Mortgage purchases the security to cover the short sale. Mortgage would realize a gain if the price of the security declines between those dates. While Mortgage has a borrowed security, Mortgage will maintain daily, a segregated account with a broker and/or custodian, of cash

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)
and/or liquid securities sufficient to cover its short position. At June 30, 2000, the Fund held the following short positions:

-------------------------------------------------------------------------------------------------------
                                                                                  FACE
                           PORTFOLIO                      RATE      MATURITY     AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------

SECURITIES SOLD SHORT
-------------------------------------------------------------------------------------------------------
FNMA Global Bond (proceeds $20,002,611)                    7.125%  02/15/2005  $20,000,000  $20,108,280
FNMA Global Bond (proceeds $631,951)                       7.250%  01/15/2010      630,000      637,312
                                                                                            -----------
  Total Securities Sold Short (Proceeds $20,634,562)                                        $20,745,592
                                                                                            ===========

5.  FORWARD FOREIGN EXCHANGE CONTRACTS

Each Portfolio may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings with counterparties which the Portfolio's Investment Advisor has deemed creditworthy. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. These contracts are valued daily, and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities and in the statement of operations as unrealized gains and losses. Realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions in the statement of operations. The Portfolio's custodian will place and maintain cash not available for investment, U.S. Government securities, or other appropriate liquid, unencumbered securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under certain open forward foreign exchange contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

5.  FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED)
At June 30, 2000, Global Tactical Exposure had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

---------------------------------------------------------------------------------------
                                                                          UNREALIZED
  CONTRACT                                        COST/                  APPRECIATION
   AMOUNT                                       PROCEEDS       VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
---------------------------------------------------------------------------------------
               Australian Dollar closing
    8,825,180  8/30/00                         $ 5,255,338  $ 5,306,693   $    51,355
               British Pound Sterling closing
    3,335,950  8/30/00                           5,069,687    5,057,197       (12,490)
               Canadian Dollar closing
   10,783,397  8/30/00                           7,244,575    7,291,202        46,627
   45,878,643  Euro closing 8/30/00             42,787,325   44,153,506     1,366,181
3,902,972,009  Japanese Yen closing 8/30/00     37,140,385   37,316,079       175,694

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
---------------------------------------------------------------------------------------
               British Pound Sterling closing
    1,154,071  8/30/00                           1,774,310    1,749,536        24,774
               Canadian Dollar closing
   10,107,554  8/30/00                           6,854,903    6,834,231        20,672
   24,992,717  Danish Krone closing 8/30/00      3,072,245    3,221,323      (149,078)
   47,333,479  Euro closing 8/30/00             43,968,144   45,518,105    (1,549,961)
  984,966,860  Japanese Yen closing 8/30/00      9,400,000    9,417,208       (17,208)
   21,360,580  Swedish Krona closing 8/30/00     2,381,182    2,448,379       (67,197)
                                                                          -----------
                                                                          $  (110,631)
                                                                          ===========

---------------------------------------------------------------------------------------------------------------------------------
 CONTRACT          CURRENCY TO            COST/                   CONTRACT           CURRENCY TO            COST/
  AMOUNT             DELIVER            PROCEEDS       VALUE       AMOUNT              RECEIVE            PROCEEDS       VALUE
---------------------------------------------------------------------------------------------------------------------------------

FORWARD CROSS CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
45,800,000  Swedish Krona              $ 5,234,339  $ 5,249,659   45,720,903  Norwegian Krone            $ 5,234,339  $ 5,350,954
            closing 8/30/00                                                   closing 8/30/00

 CONTRACT   UNREALIZED
  AMOUNT    APPRECIATION
-------------------------------------------------
FORWARD CR
----------
45,800,000    $101,295

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

5.  FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED)
At June 30, 2000, Worldwide had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

-------------------------------------------------------------------------------------------------------------
                                                                                                UNREALIZED
  CONTRACT                                                              COST/                  APPRECIATION
   AMOUNT                                                             PROCEEDS       VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
-------------------------------------------------------------------------------------------------------------
    3,400,000    Australian Dollar closing 8/30/00                   $ 2,029,105  $ 2,044,463   $    15,358
    1,903,219    British Pound Sterling closing 8/30/00                2,864,799    2,885,220        20,421
    4,265,938    Canadian Dollar closing 8/30/00                       2,891,350    2,884,417        (6,933)
   58,999,338    Euro closing 8/30/00                                 54,891,161   56,747,140     1,855,979
1,841,512,353    Japanese Yen closing 8/30/00                         17,482,219   17,606,588       124,369
    4,175,203    Swedish Krona closing 8/30/00                           465,349      478,567        13,218

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
-------------------------------------------------------------------------------------------------------------
      691,678    Australian Dollar closing 8/30/00                       409,252      415,915        (6,663)
    2,189,541    Canadian Dollar closing 8/30/00                       1,484,938    1,480,460         4,478
   14,772,787    Danish Krone closing 8/30/00                          1,815,954    1,904,071       (88,117)
   68,493,878    Euro closing 8/30/00                                 64,222,687   65,873,789    (1,651,102)
  594,551,846    Japanese Yen closing 8/30/00                          5,648,492    5,684,474       (35,982)
                                                                                                -----------
                                                                                                $   245,026
                                                                                                ===========

----------------------------------------------------------------------------------------------------------------------------
 CONTRACT          CURRENCY TO           COST/                  CONTRACT          CURRENCY TO           COST/
  AMOUNT             DELIVER            PROCEEDS     VALUE       AMOUNT             RECEIVE            PROCEEDS     VALUE
----------------------------------------------------------------------------------------------------------------------------

FORWARD CROSS CURRENCY CONTRACTS
----------------------------------------------------------------------------------------------------------------------------
17,800,000        Swedish Krona        $2,034,306  $2,040,260  17,769,259       Norwegian Krone       $2,034,306  $2,079,628
                 closing 8/30/00                                                closing 8/30/00

--------------------------------------------------------------------------
 CONTRACT    UNREALIZED
  AMOUNT    APPRECIATION
---------------------------------------------------------------------------------------------------
FORWARD CR
----------
17,800,000    $39,368

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

5.  FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED)
At June 30, 2000, Worldwide-Hedged had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

-----------------------------------------------------------------------------------------
                                                                            UNREALIZED
  CONTRACT                                        COST/                    APPRECIATION
   AMOUNT                                        PROCEEDS       VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
-----------------------------------------------------------------------------------------
               Australian Dollar closing
    6,300,000  8/30/00                         $  3,758,160  $  3,788,270   $    30,110
               British Pound Sterling closing
    2,001,990  8/30/00                            3,003,986     3,034,955        30,969
               Canadian Dollar closing
   13,628,894  8/30/00                            9,221,225     9,215,187        (6,038)
   54,715,777  Euro closing 8/30/00              50,689,427    52,642,280     1,952,853
  866,588,000  Japanese Yen closing 8/30/00       8,500,000     8,285,395      (214,605)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
-----------------------------------------------------------------------------------------
               Australian Dollar closing
    1,400,000  8/30/00                              828,352       841,838       (13,486)
               British Pound Sterling closing
    8,083,540  8/30/00                           12,427,917    12,254,396       173,521
               Canadian Dollar closing
   13,711,728  8/30/00                            9,299,239     9,271,196        28,043
   45,576,420  Danish Krone closing 8/30/00       5,602,510     5,874,365      (271,855)
  127,641,890  Euro closing 8/30/00             117,431,589   122,780,734    (5,349,145)
1,892,712,984  Japanese Yen closing 8/30/00      17,948,200    18,096,114      (147,914)
   12,288,145  Swedish Krona closing 8/30/00      1,369,827     1,408,484       (38,657)
                                                                            -----------
                                                                            $(3,826,204)
                                                                            ===========

-----------------------------------------------------------------------------------------------------------------------------
 CONTRACT          CURRENCY TO           COST/                  CONTRACT           CURRENCY TO           COST/
  AMOUNT             DELIVER            PROCEEDS     VALUE       AMOUNT              RECEIVE            PROCEEDS     VALUE
-----------------------------------------------------------------------------------------------------------------------------

FORWARD CROSS CURRENCY CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------
30,200,000        Swedish Krona        $3,451,464  $3,461,565  30,147,844        Norwegian Krone       $3,451,464  $3,528,358
                 closing 8/30/00                                                 closing 8/30/00

----------------------------------------------------------------------------------------------------------------------------
 CONTRACT    UNREALIZED
  AMOUNT    APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------   ----
--------
FORWARD CR
----------
30,200,000    $66,793

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

5.  FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED)
At June 30, 2000, International had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

---------------------------------------------------------------------------------------
                                                                          UNREALIZED
  CONTRACT                                        COST/                  APPRECIATION
   AMOUNT                                       PROCEEDS       VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
---------------------------------------------------------------------------------------
               Australian Dollar closing
    5,512,667  8/30/00                         $ 3,281,384  $ 3,314,837   $    33,453
               British Pound Sterling closing
    1,989,296  8/30/00                           3,016,746    3,015,710        (1,036)
               Canadian Dollar closing
    6,701,055  8/30/00                           4,501,399    4,530,924        29,525
   47,741,255  Euro closing 8/30/00             43,833,282   45,945,316     2,112,034
3,750,302,462  Japanese Yen closing 8/30/00     35,553,370   35,856,414       303,044
   10,690,377  Swedish Krona closing 8/30/00     1,182,564    1,225,346        42,782

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
---------------------------------------------------------------------------------------
               Canadian Dollar closing
    6,383,395  8/30/00                           4,289,916    4,316,138       (26,222)
    8,640,923  Danish Krone closing 8/30/00      1,046,117    1,113,732       (67,615)
   48,325,448  Euro closing 8/30/00             44,402,465   46,487,055    (2,084,590)
  696,228,693  Japanese Yen closing 8/30/00      6,644,246    6,656,600       (12,354)
                                                                          -----------
                                                                          $   329,021
                                                                          ===========

----------------------------------------------------------------------------------------------------------------------------
 CONTRACT          CURRENCY TO           COST/                  CONTRACT          CURRENCY TO           COST/
  AMOUNT             DELIVER            PROCEEDS     VALUE       AMOUNT             RECEIVE            PROCEEDS     VALUE
----------------------------------------------------------------------------------------------------------------------------

FORWARD CROSS CURRENCY CONTRACTS
----------------------------------------------------------------------------------------------------------------------------
21,000,000        Swedish Krona        $2,400,024  $2,407,049  20,963,733       Norwegian Krone       $2,400,024  $2,453,494
                 closing 8/30/00                                                closing 8/30/00

----------------------------------------------------------------------------------------------------------------------------
 CONTRACT    UNREALIZED
  AMOUNT    APPRECIATION
----------------------------------------------------------------------------------------------------------------------------   -----
-------
FORWARD CR
----------
21,000,000    $46,445

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

5.  FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED)
At June 30, 2000, Emerging Markets had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

-----------------------------------------------------------------------------------------------------------
                                                                                             UNREALIZED
  CONTRACT                                                             COST/                 APPRECIATION
   AMOUNT                                                             PROCEEDS     VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
-----------------------------------------------------------------------------------------------------------
    5,871,000    Brazilian Real closing 1/00/00                      $3,000,000  $3,250,231    $ 250,231
1,588,500,000    Chilean Peso closing 1/00/00                         3,000,000   2,949,368      (50,632)
2,200,000,000    Republic of Korea Won closing 8/08/00                1,983,412   1,971,644      (11,768)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
-----------------------------------------------------------------------------------------------------------
    5,871,000    Brazilian Real closing 7/05/00                       3,146,303   3,250,231     (103,928)
1,588,500,000    Chilean Peso closing 7/12/00                         3,006,814   2,949,368       57,446
2,200,000,000    Republic of Korea Won closing 8/08/00                1,952,085   1,971,644      (19,559)
                                                                                               ---------
                                                                                               $ 121,790
                                                                                               =========

Each Portfolio may enter into foreign currency transactions on the spot markets (foreign currency translations that settle in two days) in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts. At June 30, 2000, no Portfolio had an outstanding purchase or sale of foreign currency on the spot markets.

6.  FINANCIAL FUTURES CONTRACTS

Each Portfolio may enter into financial futures contracts with counterparties, which the Portfolio's Investment Advisor has deemed creditworthy, to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation. The use of futures contracts involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates compared to the underlying hedged assets.

Investments in financial futures contracts require the Portfolio to "mark to market" open financial futures contracts on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. At June 30, 2000, the Portfolios placed U.S. Treasury Bills, other liquid securities or cash in

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

6.  FINANCIAL FUTURES CONTRACTS (CONTINUED)
segregated accounts for the benefit of the futures clearing broker at the Portfolio's custodian with respect to their financial futures contracts as follows:

--------------------------------------------------------------------
                                                    JUNE 30, 2000
                    PORTFOLIO                       COLLATERAL VALUE
--------------------------------------------------------------------
U.S. Short-Term                                        $1,960,350
Limited Duration                                          392,070
Mortgage                                                1,029,184
Global Tactical Exposure                                3,734,450
Worldwide                                                 589,650
Worldwide-Hedged                                        1,081,025
International                                             737,062

As of June 30, 2000, US. Short-Term had the following open financial futures contracts:

-----------------------------------------------------------------------------
                                                  NOTIONAL     UNREALIZED
                                                  VALUE OF     APPRECIATION
CONTRACTS                                        CONTRACTS     (DEPRECIATION)
-----------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
-----------------------------------------------------------------------------
    300    July 2000 Eurodollars                 $70,021,875     $ 150,348
    168    March 2001 Eurodollars                 39,015,900         1,245
     78    June 2001 Eurodollars                  18,111,600        98,039

SHORT FUTURES CONTRACTS:
-----------------------------------------------------------------------------
    300    August 2000 Eurodollars                69,945,000      (196,527)
     93    September 2000 Eurodollars             21,637,613      (100,495)
     40    December 2000 Eurodollars               9,287,500       (43,223)
     14    September 2001 Eurodollars              3,250,800        (9,703)
     10    December 2001 Eurodollars               2,321,000        (6,681)
    184    March 2002 Eurodollars                 42,736,300         3,663
                                                                 ---------
                                                                 $(103,334)
                                                                 =========

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

6.  FINANCIAL FUTURES CONTRACTS (CONTINUED)
As of June 30, 2000, Limited Duration had the following open financial futures contracts:

----------------------------------------------------------------------------
                                                 NOTIONAL     UNREALIZED
                                                 VALUE OF     APPRECIATION
CONTRACTS                                        CONTRACTS    (DEPRECIATION)
----------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
----------------------------------------------------------------------------
           September 2000 5-Year U.S. Treasury
     24    Notes                                 $2,376,375      $ 22,391

SHORT FUTURES CONTRACTS:
----------------------------------------------------------------------------
           September 2000 2-Year U.S. Treasury
     18    Notes                                  3,570,750       (27,381)
     27    September 2000 Eurodollars             6,281,888       (29,514)
                                                                 --------
                                                                 $(34,504)
                                                                 ========

As of June 30, 2000, Mortgage had the following open financial futures contracts:

-----------------------------------------------------------------------------
                                                  NOTIONAL     UNREALIZED
                                                  VALUE OF     APPRECIATION
CONTRACTS                                        CONTRACTS     (DEPRECIATION)
-----------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
-----------------------------------------------------------------------------
           September 2000 10-Year U.S.
    138    Treasury Notes                        $13,590,844      $317,260

SHORT FUTURES CONTRACTS:
-----------------------------------------------------------------------------
           September 2000 2-Year U.S. Treasury
     58    Notes                                  11,505,750       (84,605)
           September 2000 5-Year U.S. Treasury
    119    Notes                                  11,782,860       (86,510)
                                                                  --------
                                                                  $146,145
                                                                  ========

As of June 30, 2000, Global Tactical Exposure had the following open financial futures contracts:

---------------------------------------------------------------------------------------------
                                                                  NOTIONAL     UNREALIZED
                                                                  VALUE OF     APPRECIATION
CONTRACTS                                                         CONTRACTS    (DEPRECIATION)
---------------------------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
---------------------------------------------------------------------------------------------
     53      September 2000 Euro Bundes                           $5,242,836      $(34,235)

SHORT FUTURES CONTRACTS:
---------------------------------------------------------------------------------------------
     25      September 2000 British Long Gilts                     4,280,303        21,215
                                                                                  --------
                                                                                  $(13,020)
                                                                                  ========

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

6.  FINANCIAL FUTURES CONTRACTS (CONTINUED)
As of June 30, 2000, Worldwide had the following open financial futures contracts:

-----------------------------------------------------------------------------
                                                  NOTIONAL     UNREALIZED
                                                  VALUE OF     APPRECIATION
CONTRACTS                                        CONTRACTS     (DEPRECIATION)
-----------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
-----------------------------------------------------------------------------
     25    September 2000 Euro Bundes            $ 2,626,750     $ (18,121)
     68    September 2000 U.S. Long Bonds          6,619,375        97,995

SHORT FUTURES CONTRACTS:
-----------------------------------------------------------------------------
           September 2000 10-Year U.S.
    201    Treasury Notes                         19,795,359      (154,779)
      3    September 2000 British Long Gilts         341,220         2,543
    148    September 2000 Euro BOBL               15,276,560       (40,378)
                                                                 ---------
                                                                 $(112,740)
                                                                 =========

As of June 30, 2000, Worldwide-Hedged had the following open financial futures contracts:

-----------------------------------------------------------------------------
                                                  NOTIONAL     UNREALIZED
                                                  VALUE OF     APPRECIATION
CONTRACTS                                        CONTRACTS     (DEPRECIATION)
-----------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
-----------------------------------------------------------------------------
      5    September 2000 Euro Bundes            $   503,653     $  (3,624)

SHORT FUTURES CONTRACTS:
-----------------------------------------------------------------------------
           September 2000 10-Year U.S.
    202    Treasury Notes                         19,893,844      (142,301)
     27    September 2000 British Long Gilts       4,650,111        22,885
     84    September 2000 Euro BOBL                8,312,383        (5,095)
                                                                 ---------
                                                                 $(128,135)
                                                                 =========

As of June 30, 2000, International had the following open financial futures contracts:

--------------------------------------------------------------------------
                                                 NOTIONAL
                                                 VALUE OF     UNREALIZED
CONTRACTS                                        CONTRACTS    APPRECIATION
--------------------------------------------------------------------------

SHORT FUTURES CONTRACTS:
--------------------------------------------------------------------------
      7    September 2000 British Long Gilts     $1,204,277      $5,793
                                                                 ------

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

7.  CAPITAL STOCK TRANSACTIONS

As of June 30, 2000, there were 5,000,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital stock for U.S. Short-Term were as follows for the periods indicated:

-----------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED                YEAR ENDED
                                 JUNE 30, 2000 (UNAUDITED)         DECEMBER 31, 1999
                                ----------------------------  ---------------------------
                                   SHARES         AMOUNT        SHARES         AMOUNT
-----------------------------------------------------------------------------------------
Shares sold                     209,463,195   $2,019,812,157  604,668,913  $5,863,374,459
Shares issued related to
  reinvestment of dividends       1,649,485      15,906,170    3,459,023       33,530,633
                                ------------  --------------  -----------  --------------
                                211,112,680   2,035,718,327   608,127,936   5,896,905,092
Shares redeemed                 236,800,694   2,283,586,583   626,803,398   6,079,632,280
                                ------------  --------------  -----------  --------------
Net decrease                    (25,688,014)  $(247,868,256)  (18,675,462) $ (182,727,188)
                                ============  ==============  ===========  ==============

Transactions in capital stock for Limited Duration were as follows for the periods indicated:

-------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                     JUNE 30, 2000             YEAR ENDED
                                      (UNAUDITED)          DECEMBER 31, 1999
                                -----------------------  ----------------------
                                  SHARES      AMOUNT      SHARES      AMOUNT
-------------------------------------------------------------------------------
Shares sold                     2,587,990   $24,919,554  9,005,840  $88,352,801
Shares issued related to
  reinvestment of dividends       291,280   2,806,552     505,491     4,941,241
                                ----------  -----------  ---------  -----------
                                2,879,270   27,726,106   9,511,331   93,294,042
Shares redeemed                 3,248,433   31,274,447   8,161,803   80,302,493
                                ----------  -----------  ---------  -----------
Net increase (decrease)          (369,163)  $(3,548,341) 1,349,528  $12,991,549
                                ==========  ===========  =========  ===========

Transactions in capital stock for Mortgage were as follows for the periods indicated:

-----------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                     JUNE 30, 2000               YEAR ENDED
                                      (UNAUDITED)            DECEMBER 31, 1999
                                -----------------------  --------------------------
                                  SHARES      AMOUNT       SHARES        AMOUNT
-----------------------------------------------------------------------------------
Shares sold                     2,614,052   $25,000,000           -   $           -
Shares issued related to
  reinvestment of dividends     1,357,445   12,982,177    3,855,269      38,275,178
                                ----------  -----------  -----------  -------------
                                3,971,497   37,982,177    3,855,269      38,275,178
Shares redeemed                 2,343,817   22,594,392   53,000,715     525,266,320
                                ----------  -----------  -----------  -------------
Net increase (decrease)         1,627,680   $15,387,785  (49,145,446) $(486,991,142)
                                ==========  ===========  ===========  =============

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

7.  CAPITAL STOCK TRANSACTIONS (CONTINUED)
Transactions in capital stock for Global Tactical Exposure were as follows for the periods indicated:

------------------------------------------------------------------------------------
                                    SIX MONTHS ENDED
                                     JUNE 30, 2000                YEAR ENDED
                                      (UNAUDITED)             DECEMBER 31, 1999
                                ------------------------  --------------------------
                                  SHARES       AMOUNT       SHARES        AMOUNT
------------------------------------------------------------------------------------
Shares sold                            -              -    3,712,375   $  38,000,000
Shares issued related to
  reinvestment of dividends      338,957      3,334,306    1,663,328      16,960,963
                                ----------  ------------  -----------  -------------
                                 338,957      3,334,306    5,375,703      54,960,963
Shares redeemed                 1,587,452    15,733,798   33,678,625     341,236,473
                                ----------  ------------  -----------  -------------
Net decrease                    (1,248,495) $(12,399,492) (28,302,922) $(286,275,510)
                                ==========  ============  ===========  =============

Transactions in capital stock for Worldwide were as follows for the periods indicated:

------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                    JUNE 30, 2000             YEAR ENDED
                                     (UNAUDITED)          DECEMBER 31, 1999
                                ----------------------  ----------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT
------------------------------------------------------------------------------
Shares sold                     7,017,398  $62,547,313   839,957   $ 7,922,263
Shares issued related to
  reinvestment of dividends      205,694   1,816,258     268,901     2,541,613
                                ---------  -----------  ---------  -----------
                                7,223,092  64,363,571   1,108,858   10,463,876
Shares redeemed                  529,163   4,764,152     363,580     3,543,958
                                ---------  -----------  ---------  -----------
Net increase                    6,693,929  $59,599,419   745,278   $ 6,919,918
                                =========  ===========  =========  ===========

Transactions in capital stock for Worldwide-Hedged were as follows for the periods indicated:

------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                    JUNE 30, 2000             YEAR ENDED
                                     (UNAUDITED)          DECEMBER 31, 1999
                                ----------------------  ----------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT
------------------------------------------------------------------------------
Shares sold                     2,137,598  $22,604,939  4,423,094  $48,206,643
Shares issued related to
  reinvestment of dividends      501,844   5,324,463     917,109     9,937,225
                                ---------  -----------  ---------  -----------
                                2,639,442  27,929,402   5,340,203   58,143,868
Shares redeemed                  482,503   5,130,468    3,808,644   41,035,029
                                ---------  -----------  ---------  -----------
Net increase                    2,156,939  $22,798,934  1,531,559  $17,108,839
                                =========  ===========  =========  ===========

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

7.  CAPITAL STOCK TRANSACTIONS (CONTINUED)
Transactions in capital stock for International were as follows for the periods indicated:

------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                    JUNE 30, 2000             YEAR ENDED
                                     (UNAUDITED)          DECEMBER 31, 1999
                                ----------------------  ----------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT
------------------------------------------------------------------------------
Shares sold                     1,071,535  $8,967,752   3,963,200  $35,606,252
Shares issued related to
  reinvestment of dividends      309,594   2,577,465     429,515     3,827,646
                                ---------  -----------  ---------  -----------
                                1,381,129  11,545,217   4,392,715   39,433,898
Shares redeemed                  279,963   2,383,338     925,952     8,308,697
                                ---------  -----------  ---------  -----------
Net increase                    1,101,166  $9,161,879   3,466,763  $31,125,201
                                =========  ===========  =========  ===========

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

----------------------------------------------------------------------------------
                                    SIX MONTHS ENDED
                                     JUNE 30, 2000               YEAR ENDED
                                      (UNAUDITED)            DECEMBER 31, 1999
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------
Shares sold                             -            -    9,878,273   $ 75,900,000
Shares issued related to
  reinvestment of dividends       603,307    4,602,237    2,568,485     19,223,364
                                ----------  ------------  ----------  ------------
                                  603,307    4,602,237    12,446,758    95,123,364
Shares redeemed                 6,679,842   50,700,000    17,078,248   128,692,201
                                ----------  ------------  ----------  ------------
Net decrease                    (6,076,535) $(46,097,763) (4,631,490) $(33,568,837)
                                ==========  ============  ==========  ============

8.  REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements under which a bank or securities firm which the Portfolio's Investment Adviser has deemed creditworthy that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into the contract, to sell U.S. Government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Each Portfolio is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases U.S. Government securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

8. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS (CONTINUED) equal in value to those subject to the reverse repurchase agreement. Each Portfolio will engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness.

9.  OPTIONS TRANSACTIONS

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is limited to the premium paid whether or not the option is exercised. In addition, each Portfolio bears the risk of a change in the market value of the underlying securities should the counterparty to an option contract fail to perform.

Put and call options purchased are accounted for in the same manner as portfolio securities. Investments in option contracts require the Portfolio to "mark to market" option contracts on a daily basis which reflects the change in the market value of the contracts at the close of each day's trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Portfolio writes an option, the premium received by such Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

10.  SWAP TRANSACTIONS

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks include a possibility that no liquid market exists for these obligations, the counterparty may default on its obligation, or unfavorable changes may exist in the value of underlying securities or indices related to a swap contract. The loss incurred by the failure of a counter-party generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counter-party to a swap contract in evaluating overall potential risk.

Global Tactical Exposure entered into a swap agreement under which it agrees to pay the return of a specified global index in exchange for an interest payment based on the London Interbank Offered Rate (LIBOR). The effect of the swap is to hedge the market exposure imbedded in the Portfolio for a current market interest return, plus (or minus) any incremental return achieved in excess of the index return. This type of transaction also serves to hedge currency exposure. The index used pursuant to this hedging technique is the JP Morgan Non-U.S. Traded Total Return Government Bond Index (Unhedged) ("JP Morgan Index").

FFTW FUNDS, INC.

  JUNE 30, 2000 (UNAUDITED)

10.  SWAP TRANSACTIONS (CONTINUED)
Global Tactical Exposure Portfolio records a net receivable or payable on a daily basis for the amount expected to be received or paid in the period. Cash paid or received is based on the monthly change of the JP Morgan Index. The Index consists of an interest expense component (recorded as an offset to interest income) and a capital component (recorded as net realized gain or loss on investments). Income received based on LIBOR is recorded as interest income.

At June 30, 2000, Global Tactical Exposure had one outstanding swap contract with Morgan Guaranty Trust Company of New York broken down into four components with the following terms:

--------------------------------------------------------------------------------------------------
 NOTIONAL    TERMINATION             PAYMENTS MADE                      PAYMENTS RECEIVED
  AMOUNT        DATE               BY THE PORTFOLIO                     BY THE PORTFOLIO
--------------------------------------------------------------------------------------------------
$35,000,000    11/3/00        % change in JP Morgan Index               LIBOR minus .28%
 25,000,000    11/3/00        % change in JP Morgan Index               LIBOR minus .26%
 40,000,000    11/3/00        % change in JP Morgan Index               LIBOR minus .28%
 15,000,000    2/2/02         % change in JP Morgan Index               LIBOR minus .27%

11.  INTEREST ONLY AND PRINCIPAL ONLY SECURITIES

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the mortgage assets ("POs"), while the other class receives most, if not all, of the interest ("IOs"). POs do not pay interest, its return is solely based on payment of principal at maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to fully recoup its initial investment in an IO. The fair market value of these securities is unusually volatile in response to changes in interest rates. Mortgage invests in IO and PO securities whose issuers are deemed creditworthy by the Investment Adviser.

12.  SEGREGATION OF ASSETS

It is the policy of each of the Fund's Portfolios to have its custodian segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund's custodian has been instructed to segregate all assets on a settled basis. The Portfolios will not enter into transactions deemed to create leverage in excess of each Portfolio's ability to segregate up to 100% of its segregated settled assets.

FFTW FUNDS, INC.

  SHAREHOLDERS MEETING RESULTS (UNAUDITED)

       A special meeting of the shareholders of FFTW Funds, Inc. was held on November 19, 1999. The results of votes taken among shareholders on proposals are listed below.

FOR THE WORLDWIDE PORTFOLIO AND THE WORLDWIDE-HEDGED PORTFOLIO

PROPOSAL 1

       To approve revised Advisory Agreements between the Fund on behalf of the Portfolios and Fischer Francis Trees & Watts, Inc. (the "Investment Adviser").

                                               PASS/FAIL
                                               ---------
WORLDWIDE PORTFOLIO                            Fail
WORLDWIDE-HEDGED PORTFOLIO                     Pass

PROPOSAL 2

       To approve revised Sub-Advisory Agreements between the Investment Adviser on behalf of the Portfolios and Fischer Francis Trees and Watts (the "Investment Sub-Adviser").

                                               PASS/FAIL
                                               ---------
WORLDWIDE PORTFOLIO                            Fail
WORLDWIDE-HEDGED PORTFOLIO                     Pass

PROPOSAL 3

       To reclassify, revise or eliminate certain fundamental investment restrictions of the Portfolios.

       PROPOSAL 3A: Repurchase Agreements

       Proposed that this fundamental restriction be reclassified as a non-fundamental restriction: "The Portfolio may not enter into repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements."

                                               PASS/FAIL
                                               ---------
WORLDWIDE PORTFOLIO                            Pass
WORLDWIDE-HEDGED PORTFOLIO                     Pass

       PROPOSAL 3B: Purchasing or Selling of Commodities

       Proposed Text: "Each Portfolio may not purchase or sell physical commodities or related commodity contracts."

                                               PASS/FAIL
                                               ---------
WORLDWIDE PORTFOLIO                            Pass
WORLDWIDE-HEDGED PORTFOLIO                     Pass

FFTW FUNDS, INC.

FOR THE U.S. SHORT-TERM PORTFOLIO

PROPOSAL 1

       To approve a revised Advisory Agreements between the Fund on behalf of the Portfolio and Fischer Francis Trees and Watts, Inc. (the "Investment Adviser");

                                               PASS/FAIL
                                               ---------
U.S. SHORT-TERM PORTFOLIO                      Fail

PROPOSAL 2

       To reclassify, revise or eliminate certain fundamental investment restrictions of the Portfolio;

       PROPOSAL 2A: Diversification

       Proposed Text: "The Portfolio may not invest more than 5% of its total assets in the securities of any issuer (other than securities issued by the U.S. Government, its agencies and instrumentalitites, and repurchase agreements), or purchase of more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's assets."

                                               PASS/FAIL
                                               ---------
U.S. SHORT-TERM PORTFOLIO                      Pass

       PROPOSAL 2B: Repurchase Agreements

       Proposed that this fundamental restriction be reclassified as a non-fundamental restriction: "The Portfolio may not enter into repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements."

                                               PASS/FAIL
                                               ---------
U.S. SHORT-TERM PORTFOLIO                      Pass

       PROPOSAL 2C: Industry Concentration

       Proposed Text: "The Portfolio may not invest more than 25% of its total assets in the securities of any industry (other than U.S. Government Securities, the banking industry and the finance industry). For purposes of this test, finance will be deemed to include all asset-backed securities."

                                               PASS/FAIL
                                               ---------
U.S. SHORT-TERM PORTFOLIO                      Pass

       PROPOSAL 2D: Purchasing or Selling of Commodities

       Proposed Text: "Each Portfolio may not purchase or sell physical commodities or related commodity contracts."

                                               PASS/FAIL
                                               ---------
U.S. SHORT-TERM PORTFOLIO                      Pass

FFTW FUNDS, INC.

FOR ALL ACTIVE PORTFOLIOS:

PROPOSAL 1

       To elect the following Directors of the Fund*:

       Stephen P. Casper
       Saul H. Hymans
       Andrea Redmond

                                               PASS/FAIL
                                               ---------
U.S. SHORT-TERM PORTFOLIO                      Pass
LIMITED DURATION PORTFOLIO                     Pass
MORTGAGE-BACKED PORTFOLIO                      Pass
GLOBAL TACTICAL EXPOSURE PORTFOLIO             Pass
WORLDWIDE PORTFOLIO                            Pass
WORLDWIDE-HEDGED PORTFOLIO                     Pass
INTERNATIONAL PORTFOLIO                        Pass
EMERGING MARKETS PORTFOLIO                     Pass

*Additionally, the following individuals will continue to serve as Directors of the Fund:
John C Head III
Lawrence B. Krause
Onder John Olcay

PROPOSAL 2

       To reclassify, revise, or eliminate certain fundamental investment restrictions of the Portfolios;

       PROPOSAL 2A: Borrowing Money

       Proposed Text: "Portfolios may not borrow money, except in conformity with the limits set forth in the 1940 Act; notwithstanding the foregoing, short-term credits necessary for settlement of securities of transactions are not considered borrowings."

                                               PASS/FAIL
                                               ---------
U.S. SHORT-TERM PORTFOLIO                      Pass
LIMITED DURATION PORTFOLIO                     Fail
MORTGAGE-BACKED PORTFOLIO                      Pass
GLOBAL TACTICAL EXPOSURE PORTFOLIO             Pass
WORLDWIDE PORTFOLIO                            Pass
WORLDWIDE-HEDGED PORTFOLIO                     Pass
INTERNATIONAL PORTFOLIO                        Fail
EMERGING MARKETS PORTFOLIO                     Fail

FFTW FUNDS, INC.

       PROPOSAL 2B: Issuing Senior Securities

       Proposed text: "Portfolios may not issue senior securities, except to the extent permitted under the 1940 Act."

                                               PASS/FAIL
                                               ---------
U.S. SHORT-TERM PORTFOLIO                      Pass
LIMITED DURATION PORTFOLIO                     Fail
MORTGAGE-BACKED PORTFOLIO                      Pass
GLOBAL TACTICAL EXPOSURE PORTFOLIO             Pass
WORLDWIDE PORTFOLIO                            Pass
WORLDWIDE-HEDGED PORTFOLIO                     Pass
INTERNATIONAL PORTFOLIO                        Fail
EMERGING MARKETS PORTFOLIO                     Fail

       PROPOSAL 2C: Purchasing Securities on Margin

       Proposed that this fundamental restriction be reclassified as a non-fundamental restriction: "Portfolios may not purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities)."

                                               PASS/FAIL
                                               ---------
U.S. SHORT-TERM PORTFOLIO                      Pass
LIMITED DURATION PORTFOLIO                     Fail
MORTGAGE-BACKED PORTFOLIO                      Pass
GLOBAL TACTICAL EXPOSURE PORTFOLIO             Pass
WORLDWIDE PORTFOLIO                            Pass
WORLDWIDE-HEDGED PORTFOLIO                     Pass
INTERNATIONAL PORTFOLIO                        Fail
EMERGING MARKETS PORTFOLIO                     Fail

       PROPOSAL 2D: Making Short Sales of Securities

       Proposed that this fundamental restriction be eliminated: "Portfolios may not make short sales of securities (does not include options, futures, options on futures or forward currency contracts)."

                                               PASS/FAIL
                                               ---------
U.S. SHORT-TERM PORTFOLIO                      Pass
LIMITED DURATION PORTFOLIO                     Fail
GLOBAL TACTICAL EXPOSURE PORTFOLIO             Pass
WORLDWIDE PORTFOLIO                            Pass
WORLDWIDE-HEDGED PORTFOLIO                     Pass
INTERNATIONAL PORTFOLIO                        Fail
EMERGING MARKETS PORTFOLIO                     Fail

FFTW FUNDS, INC.

       PROPOSAL 2E: Investing for Control

       Proposed that this fundamental restriction be reclassified as a non-fundamental restriction: "Portfolios may not invest in companies for the purpose of exercising control or management."

                                               PASS/FAIL
                                               ---------
U.S. SHORT-TERM PORTFOLIO                      Pass
LIMITED DURATION PORTFOLIO                     Fail
MORTGAGE-BACKED PORTFOLIO                      Pass
GLOBAL TACTICAL EXPOSURE PORTFOLIO             Pass
WORLDWIDE PORTFOLIO                            Pass
WORLDWIDE-HEDGED PORTFOLIO                     Pass
INTERNATIONAL PORTFOLIO                        Fail
EMERGING MARKETS PORTFOLIO                     Pass

       PROPOSAL 2F: Investing in Issuers in which Fund Management Invests

       Proposed that this fundamental restriction be reclassified as a non-fundamental restriction: "Each Portfolio is prohibited from purchasing or retaining securities of any issuer if the officers, directors or trustees of the Fund, or its advisors, or managers own beneficially more than one half of one percent of the securities of an issuer, or together own beneficially more than five percent of the securities of that issuer."

                                               PASS/FAIL
                                               ---------
U.S. SHORT-TERM PORTFOLIO                      Pass
LIMITED DURATION PORTFOLIO                     Fail
MORTGAGE-BACKED PORTFOLIO                      Pass
GLOBAL TACTICAL EXPOSURE PORTFOLIO             Pass
WORLDWIDE PORTFOLIO                            Pass
WORLDWIDE-HEDGED PORTFOLIO                     Pass
INTERNATIONAL PORTFOLIO                        Fail
EMERGING MARKETS PORTFOLIO                     Pass

       PROPOSAL 2G: Investing in Other Investment Companies

       Proposed that this fundamental restriction be eliminated: "Each Portfolio is prohibited from the investment in securities of other investment companies, except by purchase in the open market where no commission or profit to sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition."

                                               PASS/FAIL
                                               ---------
U.S. SHORT-TERM PORTFOLIO                      Pass
LIMITED DURATION PORTFOLIO                     Fail
MORTGAGE-BACKED PORTFOLIO                      Pass
GLOBAL TACTICAL EXPOSURE PORTFOLIO             Pass
WORLDWIDE PORTFOLIO                            Pass
WORLDWIDE-HEDGED PORTFOLIO                     Pass
INTERNATIONAL PORTFOLIO                        Fail
EMERGING MARKETS PORTFOLIO                     Pass

FFTW FUNDS, INC.

       PROPOSAL 2H: Investing in Unseasoned Issuers or Restricted Securities

       Proposed that this fundamental restriction be reclassified as a non-fundamental restriction: "Each Portfolio is prohibited from the investment of more than fifteen percent (15%) of (the Portfolio's) total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition."

                                               PASS/FAIL
                                               ---------
U.S. SHORT-TERM PORTFOLIO                      Pass
LIMITED DURATION PORTFOLIO                     Fail
MORTGAGE-BACKED PORTFOLIO                      Pass
GLOBAL TACTICAL EXPOSURE PORTFOLIO             Pass
WORLDWIDE PORTFOLIO                            Pass
WORLDWIDE-HEDGED PORTFOLIO                     Pass
INTERNATIONAL PORTFOLIO                        Fail
EMERGING MARKETS PORTFOLIO                     Pass

PROPOSAL 3:

       Ratification of the selection of KPMG LLP as Independent Auditors.

                                               PASS/FAIL
                                               ---------
U.S. SHORT-TERM PORTFOLIO                      Pass
LIMITED DURATION PORTFOLIO                     Pass
MORTGAGE-BACKED PORTFOLIO                      Pass
GLOBAL TACTICAL EXPOSURE PORTFOLIO             Pass
WORLDWIDE PORTFOLIO                            Pass
WORLDWIDE-HEDGED PORTFOLIO                     Pass
INTERNATIONAL PORTFOLIO                        Pass
EMERGING MARKETS PORTFOLIO                     Pass

 OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Stephen P. Casper
DIRECTOR OF THE FUND AND
VICE PRESIDENT OF THE FUND

John C Head III
DIRECTOR OF THE FUND

Saul H. Hymans
DIRECTOR OF THE FUND

Lawrence B. Krause
DIRECTOR OF THE FUND

Andrea Redmond
DIRECTOR OF THE FUND

Onder John Olcay
CHAIRMAN OF THE BOARD AND
PRESIDENT OF THE FUND

William E. Vastardis
TREASURER OF THE FUND

Timothy F. Osborne
ASSISTANT TREASURER OF THE FUND

Robin Meister
SECRETARY OF THE FUND

Jill Grossberg
ASSISTANT SECRETARY OF THE FUND

INVESTMENT ADVISER

Fischer Francis Trees & Watts, Inc.
200 Park Avenue
New York, NY 10166

SUB-ADVISER

Fischer Francis Trees & Watts
3 Royal Court
The Royal Exchange
London, EC3V 3RA

ADMINISTRATOR

Investors Capital Services, Inc.
600 Fifth Avenue, 26th Floor
New York, NY 10020

DISTRIBUTOR

First Fund Distributors, Inc.
4455 East Camelback Rd.
Suite 261E
Phoenix, AZ 85018

CUSTODIAN AND FUND ACCOUNTING AGENT

Investors Bank & Trust Company
200 Clarendon St.
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company
200 Clarendon St.
Boston, MA 02116

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

INDEPENDENT AUDITORS

KPMG LLP
757 Third Avenue
New York, NY 10017

--------------------------------------------------------------------------------